Registration Nos. 2-81614
                                                                        811-3658
                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549

                              FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES
                     ACT OF 1933                                 [ ]

          Pre-Effective Amendment No. __                         [ ]

          Post-Effective Amendment No. 31                        [X]

                               and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT
             COMPANY ACT OF 1940                                 [  ]

          Amendment No. 32                                       [X]
                  (Check appropriate box or boxes.)

               CDC Nvest Tax Exempt Money Market Trust
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                 399 Boylston Street
                 Boston, Massachusetts                        02116
--------------------------------------------------------------------------------
                 (Address of principal executive offices)     (Zip Code)

Registrant's Telephone Number, including Area Code        (617) 449-2801
                                                          --------------

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
[ ] Immediately upon filing pursuant to paragraph (b)
[X] On September 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CDC NVEST LOGO

CDC NVEST MONEY MARKET FUNDS



                           CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                                        REICH & TANG ASSET MANAGEMENT

                           CDC NVEST TAX EXEMPT MONEY MARKET TRUST
                                        REICH & TANG ASSET MANAGEMENT


                                   PROSPECTUS
                                September 1, 2002



                                  WHAT'S INSIDE

                            GOALS, STRATEGIES & RISKS

                                     PAGE 1


                              FUND FEES & EXPENSES

                                     PAGE 5


                                 MANAGEMENT TEAM

                                     PAGE 7


                                  FUND SERVICES

                                     PAGE 8


                                FUND PERFORMANCE

                                     PAGE 19


The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call CDC Nvest Funds.

                                 CDC Nvest Funds
                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                              www.cdcnvestfunds.com

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
CDC Nvest Cash Management Trust -- Money Market Series.........................1
CDC Nvest Tax Exempt Money Market Trust........................................3

FUND FEES & EXPENSES
Fund Fees & Expenses...........................................................5
MORE ABOUT RISK
More About Risk................................................................6
MANAGEMENT TEAM
Meet the Funds' Investment Adviser and Subadviser..............................7
FUND SERVICES
Investing in the Funds.........................................................8
It's Easy to Open an Account...................................................8
Buying Shares..................................................................9

Selling Shares................................................................10
Selling Shares in Writing.....................................................11
Exchanging Shares.............................................................12
Restrictions on Buying, Selling and Exchanging Shares.........................13
How Fund Shares Are Priced....................................................14
Dividends and Distributions...................................................15
Tax Consequences..............................................................15

Additional Investor Services..................................................16
FUND PERFORMANCE
Fund Performance..............................................................19
GLOSSARY OF TERMS
Glossary of Terms.............................................................21



IF YOU HAVE ANY QUESTIONS ABOUT ANY OF THE TERMS USED IN THIS PROSPECTUS, PLEASE REFER TO THE "GLOSSARY OF TERMS."


TO LEARN MORE ABOUT THE POSSIBLE RISKS OF INVESTING IN THE FUNDS, PLEASE REFER TO THE SECTION ENTITLED "MORE ABOUT RISK." THIS SECTION DETAILS THE RISKS OF PRACTICES IN WHICH THE FUNDS MAY ENGAGE. PLEASE READ THIS SECTION CAREFULLY BEFORE YOU INVEST.



FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

GOALS, STRATEGIES & RISKS
CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES


Adviser:        CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
SUBADVISER:     Reich & Tang Asset Management, LLC ("Reich & Tang")


TICKER SYMBOL:          CLASS A          CLASS B           CLASS C
                         NEMXX            NMBXX             NVCXX


INVESTMENT GOAL

The Fund seeks maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:
|X|      Certificates of deposit
|X|      Bankers' acceptances or bank notes
|X|      Securities issued or guaranteed by the U.S. government
|X|      Commercial paper
|X|      Repurchase agreements
|X|      Other corporate debt obligations
|X|      Cash


Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

o CREDIT QUALITY - The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.
o MATURITY - Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

o DIVERSIFICATION - The Fund is diversified, which limits its exposure to any given issuer. The Fund's subadviser may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and may need cash immediately.


A "SNAPSHOT" OF THE FUND'S INVESTMENTS MAY BE FOUND IN THE CURRENT ANNUAL OR SEMIANNUAL REPORT. (SEE BACK COVER.)


PRINCIPAL INVESTMENT RISKS

CREDIT AND INTEREST RATE RISK: The Fund is subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN INVESTMENT RISK: Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

NOT INSURED: An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FOR ADDITIONAL INFORMATION SEE THE SECTION ENTITLED "MORE ABOUT RISK."

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) . The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function in June 2001. This chart and table reflect results achieved by the previous subadviser for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+


-----------------------------------------------------------------------------------------------------------------------

                                  TOTAL RETURN
    1992         1993        1994        1995        1996        1997        1998        1999       2000       2001
   3.45%        2.54%       3.43%       5.30%       4.77%       4.90%       4.91%       4.51%       5.76%      3.53%

------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------


(DELTA)  Highest Quarterly Return: Fourth Quarter 2000, up 1.49%
         Lowest Quarterly Return: Fourth Quarter 2001, up 0.47%
+The Fund's Class A shares total return year-to-date as of June 30, 2002 was 0.55%.

The table below shows the Fund's average annual total returns for the periods indicated.


                   AVERAGE ANNUAL TOTAL RETURNS
            (FOR THE PERIODS ENDED DECEMBER 31, 2001)                  PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS
CDC Nvest Cash Management Trust-- Money Market Series
Class A (Inception 7/10/78)                                               3.53%              4.72%             4.31%
Class B (Inception 9/13/93)                                               3.53%              4.72%             4.56%*
Class C (Inception 3/1/98)                                                3.53%               -                4.67%*


*        Since class inception


 For past expenses of Classes A, B and C shares, see the section entitled "Fund
                               Fees & Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.

GOALS, STRATEGIES & RISKS
CDC Nvest Tax Exempt Money Market Trust


ADVISER:         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
SUBADVISER:      Reich & Tang Asset Management, LLC ("Reich & Tang")


        TICKER SYMBOL:              CLASS A              CLASS B
                                     NEEXX                TEBXX

INVESTMENT GOAL

The Fund seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest in high-quality, short-term, U.S. dollar-denominated money market investments that pay interest that is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by state and local governments and their agencies. It is a fundamental policy of the Fund that, under normal market conditions, it will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax. The Fund will not change such policy without shareholder approval. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

|X|      Notes or bonds
|X|      Commercial paper
|X|      Variable or floating interest rate obligations
|X| Taxable, high-quality money market securities including certificates of deposit, bankers' acceptances or bank notes, and other corporate debt obligations
|X|      Repurchase agreements
|X|      Cash

Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:
o CREDIT QUALITY - The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.
o MATURITY - Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.
o DIVERSIFICATION - The Fund is diversified, which limits its exposure to any given issuer.


The Fund's subadviser may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and may need cash immediately.


A "SNAPSHOT" OF THE FUND'S INVESTMENTS MAY BE FOUND IN THE CURRENT ANNUAL OR SEMIANNUAL REPORT. (SEE BACK COVER.)


PRINCIPAL INVESTMENT RISKS

CREDIT AND INTEREST RATE RISK: The Fund is subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN INVESTMENT RISK: Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

NOT INSURED: An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FOR ADDITIONAL INFORMATION SEE THE SECTION ENTITLED "MORE ABOUT RISK."

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) . The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function in June 2001. This chart and table reflect results achieved by the previous subadviser for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements..

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+


-------------------------------------------------------------------------------------------------------------------------

                                                      TOTAL RETURN
    1992         1993        1994        1995        1996        1997        1998        1999        2000        2001
   2.61%        1.99%       2.46%       3.47%       3.25%       3.29%       3.09%       2.77%       3.57%       1.94%

------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------


(DELTA)  Highest Quarterly Return: Fourth Quarter 2000, up 0.95%
         Lowest Quarterly Return: Fourth Quarter 2001, up 0.24%
+The Fund's Class A shares total return year-to-date as of June 30, 2002 was 0.23%.

The table below shows the Fund's average annual total returns for the periods indicated.


                 AVERAGE ANNUAL TOTAL RETURNS
           (FOR THE PERIODS ENDED DECEMBER 31, 2001)                PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS

CDC Nvest Tax Exempt Money Market Trust
Class A (Inception 4/21/83)                                            1.94%              2.93%              2.84%
Class B (Inception 9/13/93)                                            1.94%              2.93%             2.98%*


*        Since class inception


      For past expenses of Classes A and B shares, see the section entitled
                            "Fund Fees & Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                CASH MANAGEMENT TRUST -                TAX EXEMPT
                                                                  MONEY MARKET SERIES              MONEY MARKET TRUST
                                                          CLASS A     CLASS B      CLASS C      CLASS A      CLASS B
Maximum sales charge (load) imposed on purchases          None        None         None         None         None
Maximum deferred sales charge (load)                      None*       None*        None*        None*        None*
Redemption fees                                           None**      None**       None**       None**       None**

* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another CDC Nvest Fund. See the section entitled "Exchanging Shares."
** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                CASH MANAGEMENT TRUST -                TAX EXEMPT
                                                                  MONEY MARKET SERIES              MONEY MARKET TRUST
                                                           CLASS A      CLASS B      CLASS C      CLASS A      CLASS B
Management fees                                             0.40%        0.40%        0.40%        0.40%        0.40%
Distribution and/or service (12b-1) fees                     None         None         None         None         None
Other expenses                                              0.51%        0.51%        0.51%        0.76%        0.76%
Total annual fund operating expenses                        0.91%        0.91%        0.91%        1.16%        1.16%



EXAMPLE


This example, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


The example assumes that:
|X| You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;

|X| Your investment has a 5% return each year; |X| A Fund's operating expenses remain the same; and |X| All dividends and distributions are reinvested.


Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                                CASH MANAGEMENT TRUST --                TAX EXEMPT
                                                                  MONEY MARKET SERIES              MONEY MARKET TRUST
                                                           CLASS A      CLASS B      CLASS C      CLASS A      CLASS B
                                                                          (1)          (1)                       (1)
1 year                                                        $93          $93          $93         $118         $118
3 years                                                      $290         $290         $290         $368         $368
5 years                                                      $504         $504         $504         $638         $638
10 years                                                   $1,120       $1,120       $1,120       $1,409       $1,409

(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."

MORE ABOUT RISK


THE FUNDS HAVE PRINCIPAL INVESTMENT STRATEGIES THAT COME WITH INHERENT RISKS. THE FOLLOWING IS A LIST OF RISKS TO WHICH EACH FUND MAY BE SUBJECT BECAUSE OF ITS INVESTMENT IN VARIOUS TYPES OF SECURITIES OR ENGAGMENT IN VARIOUS PRACTICES.

CREDIT RISK (Both Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (I.E., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's subadviser are subject to greater credit risk than Funds that do not invest in such securities.


FOREIGN RISK (Cash Management Trust - Money Market Series) A foreign security may be affected by more limited liquidity and higher volatility than domestic securities. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

INFORMATION RISK (Both Funds) The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK (Both Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LIQUIDITY RISK (Both Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

MANAGEMENT RISK (Both Funds) The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

MARKET RISK (Both Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK (Both Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

POLITICAL RISK (Both Funds)The risk of losses directly attributable to government or political actions.


VALUATION RISK (Both Funds) The risk that the Fund has valued certain securities at a higher price than the price at which it can be sold.

MANAGEMENT TEAM


MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISER


THE CDC NVEST FUNDS FAMILY CURRENTLY INCLUDES 27 MUTUAL FUNDS WITH A TOTAL OF $4.9 BILLION IN ASSETS UNDER MANAGEMENT AS OF JUNE 30, 2002. CDC NVEST FUNDS ARE DISTRIBUTED THROUGH CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. (THE "DISTRIBUTOR"). THIS PROSPECTUS COVERS CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES AND CDC NVEST TAX EXEMPT MONEY MARKET TRUST (THE "MONEY MARKET FUNDS" AND EACH A "FUND"). CDC NVEST EQUITY FUNDS, CDC NVEST INCOME FUNDS, CDC NVEST STAR FUNDS, CDC NVEST TAX FREE INCOME FUNDS AND THE MONEY MARKET FUNDS CONSTITUTE THE "CDC NVEST FUNDS."


ADVISER

CDC IXIS ADVISERS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Funds. CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2002, CDC IXIS North America's 14 principal subsidiaries, including 11 affiliated asset management firms and three distribution and service units, collectively had $130 billion in assets under management. CDC IXIS Advisers oversees, evaluates, and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to the Funds. CDC IXIS Advisers does not determine what investments will be purchased by the Funds. The subadviser listed below makes the investment decisions for the Funds.

The combined advisory and subadvisory fees paid by the Funds for the fiscal year ended June 30, 2002, as a percentage of each Fund's average daily net assets, were 0.40% for the Cash Management Trust -- Money Market Series and 0.40% for the Tax Exempt Money Market Trust.

SUBADVISER

REICH & TANG, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser for each Fund. Reich & Tang is a limited liability company with 99.5% of its membership interest owned by CDC IXIS North America and the remaining 0.5% membership interest owned by CDC IXIS Asset Management Holdings, LLC. Reich & Tang's origins date back to 1970, and is, as of June 30, 2002, investment manager, adviser or subadviser with respect to assets in excess of $13.8 billion.


SUBADVISORY AGREEMENTS


Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without shareholder approval, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.


PORTFOLIO TRADES

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS North America, CDC IXIS Advisers or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

FUND SERVICES
INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS

CDC Nvest Cash Management Trust - Money Market Series offers Class A, Class B and Class C shares to the public and CDC Nvest Tax Exempt Money Market Trust offers only Class A and Class B shares. The classes of each Fund enable shareholders in the same classes of another CDC Nvest Fund to invest in the Money Market Funds through an exchange of shares.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

 IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH CDC NVEST FUNDS:
1.   Read this Prospectus carefully.
2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


------------------------------------------------ ---------------------- -------------------------- ----------------------

                                                                           MINIMUM TO OPEN AN
                                                  MINIMUM TO OPEN AN    ACCOUNT USING INVESTMENT   MINIMUM FOR EXISTING
                TYPE OF ACCOUNT                         ACCOUNT                  BUILDER                 ACCOUNTS
                                                                          OR PAYROLL DEDUCTION

------------------------------------------------ ---------------------- -------------------------- ----------------------

Any account other than those listed below               $2,500                     $25                     $100
------------------------------------------------ ---------------------- -------------------------- ----------------------
Accounts registered under the Uniform Gifts to
Minors Act ("UGMA") or the Uniform Transfers
to Minors Act ("UTMA")                                  $2,500                     $25                     $100
------------------------------------------------ ---------------------- -------------------------- ----------------------
Individual Retirement Accounts ("IRAs")                  $500                      $25                     $100
------------------------------------------------ ---------------------- -------------------------- ----------------------
Coverdell Education Savings Accounts                     $500                      $25                     $100
------------------------------------------------ ---------------------- -------------------------- ----------------------
Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh
plans                                                    $250                      $25                     $100
------------------------------------------------ ---------------------- -------------------------- ----------------------
Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and
certain other retirement plans                            $25                      N/A                      $25

------------------------------------------------ ---------------------- -------------------------- ----------------------

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.
3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.
4.   Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

800-225-5478, PRESS 1

CDC NVEST FUNDS WEB SITE

 WWW.CDCNVESTFUNDS.COM

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o review your account balance, recent transactions, Fund prices and recent performance;
o       order duplicate account statements; and
o       obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

FUND SERVICES

BUYING SHARES


                                                   OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT


------------------------------------------------------------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER
------------------------------------------------------------------------------------------------------------------------------------
                                         |X|  Call your investment dealer for information about opening or adding to an account.
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------------------------------------------------------------
                                         |X|  Make out a check in U.S.           |X|  Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds."  Third party checks and         Funds."  Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.
                                         |X|  Mail the check with your           |X|  Fill out the investment
[envelope icon]                               completed application to CDC            slip from an account statement
                                              Nvest Funds, P.O. Box 8551,             or include a letter specifying
                                              Boston, MA 02266-8551.                  the Fund name, your class of
                                                                                      shares, your account number and
                                                                                      the registered account
                                                                                      name(s).
------------------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)
------------------------------------------------------------------------------------------------------------------------------------
                                         |X|  Obtain a current prospectus        |X|  Call your investment dealer
[exchange icon]                               for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478 or visit
                                              investment dealer or CDC Nvest          www.cdcnvestfunds.com to
                                              Funds at 800-225-5478.                  request an exchange.
                                         |X|  Call your investment dealer or CDC
                                              Nvest Funds or visit
                                              www.cdcnvestfunds.com to request
                                              an exchange.
------------------------------------------------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------------------------------------------------
                                         |X|  Call CDC Nvest Funds at            |X|  Visit www.cdcnvestfunds.com
                                              800-225-5478 to obtain an               to add shares to your account
                                              account number and wire transfer        by wire.
                                              instructions.  Your bank may       |X|  Instruct your bank to
                                              charge you for such a transfer.         transfer funds to State Street
[wire icon]                                                                           Bank & Trust Company, ABA#
                                                                                      011000028, and DDA # 99011538.

                                                                                 |X|  Specify the Fund name, your
                                                                                      class of shares, your account
                                                                                      number and the registered
                                                                                      account name(s). Your bank
                                                                                      may charge you for such a
                                                                                      transfer.
------------------------------------------------------------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE ("ACH")
------------------------------------------------------------------------------------------------------------------------------------
                                         |X|  Ask your bank or credit            |X|  Call CDC Nvest Funds at
                                              union whether it is a member of         800-225-5478 or visit
[ACH icon]                                    the ACH system.                         www.cdcnvestfunds.com to add
                                         |X|  Complete the "Bank                      shares to your account through
                                              Information" section on your            ACH.
                                              account application.               |X|  If you have not signed up
                                         |X|  Mail your completed                     for the ACH system, please call
                                              application to CDC Nvest Funds,         CDC Nvest Funds or visit
                                              P.O. Box 8551, Boston, MA               www.cdcnvestfunds.com for a
                                              02266-8551.                             Service Options Form.
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
------------------------------------------------------------------------------------------------------------------------------------
                                         |X|  Indicate on your application       |X|  Please call CDC Nvest Funds
[builder icon]                                that you would like to begin an         at 800-225-5478 or visit
                                              automatic investment plan               www.cdcnvestfunds.com for a
                                              through Investment Builder and          Service Options Form.  A
                                              the amount of the monthly               signature guarantee may be
                                              investment ($25 minimum).               required to add this privilege.

                                                                                 |X|  See the section entitled
                                                                                      "Additional Investor Services."
                                         |X|  Include a check marked "Void" or a
                                              deposit slip from your bank
                                              account.

------------------------------------------------------------------------------------------------------------------------------------

FUND SERVICES
SELLING SHARES
TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER
--------------------------------------------------------------------------------
                                       o    Call your investment dealer for
                                            information.
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
                                       o    Write a letter to request a
                                            redemption. Specify the name of your
                                            Fund, class of shares, account
                                            number, the exact registered account
                                            name(s), the number of shares or the
                                            dollar amount to be redeemed and the
                                            method by which you wish to receive
                                            your proceeds. Additional materials
                                            may be required. See the section
                                            entitled "Selling Shares in
                                            Writing."
[envelope icon]                        o    The request must be signed
                                            by all of the owners of the shares
                                            and must include the capacity in
                                            which they are signing, if
                                            appropriate.
                                       o    Mail your request by REGULAR mail to
                                            CDC Nvest Funds, P.O. Box 8551,
                                            Boston, MA 02266-8551, or by
                                            REGISTERED, EXPRESS or CERTIFIED
                                            mail to CDC Nvest Funds, 66 Brooks
                                            Drive, Braintree, MA 02184.
                                       o    Your proceeds (less any applicable
                                            CDSC) will be delivered by the
                                            method chosen in your letter.
                                            Proceeds delivered by mail will
                                            generally be mailed to you on the
                                            business day after the request is
                                            received in good order.
--------------------------------------------------------------------------------
BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)
--------------------------------------------------------------------------------
                                       o    Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling your investment dealer or
                                            CDC Nvest Funds at 800-225-5478.
[exchange icon]                        o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            exchange.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
                                       o    Fill out the "Bank Information"
                                            section on your account application.
[wire icon]                            o    Call CDC Nvest Funds at
                                            800-225-5478 or indicate in your
                                            redemption request letter (see
                                            above) that you wish to have your
                                            proceeds wired to your bank or visit
                                            www.cdcnvestfunds.com.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally be wired on the next
                                            business day. A wire fee (currently
                                            $5.00) will be deducted from the
                                            proceeds. Your bank may charge you a
                                            fee to receive the wire.
--------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE
--------------------------------------------------------------------------------
                                       o    Ask your bank or credit union
                                            whether it is a member of the ACH
                                            system.
                                       o    Complete the "Bank Information"
                                            section on your account application.
[ACH icon]                             o    If you have not signed up for the
                                            ACH system on your application,
                                            please call CDC Nvest Funds at
                                            800-225-5478 or visit
                                            www.cdcnvestfunds.com for a Service
                                            Options Form.
                                       o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            ACH redemption.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally arrive at your bank
                                            within three business days.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------
                                       o    Call CDC Nvest Funds at 800-225-5478
                                            to choose the method you wish to
[telephone icon]                            use to redeem your shares.  You may
                                            receive your proceeds by mail, by
                                            wire or through ACH (see above).
--------------------------------------------------------------------------------
BY SYSTEMATIC WITHDRAWAL PLAN (SEE THE SECTION ENTITLED "ADDITIONAL INVESTOR SERVICES" FOR MORE DETAILS.)
--------------------------------------------------------------------------------
                                       |X|  Call CDC Nvest Funds at 800-225-5478
                                            or your financial representative
                                            for more information.
[systematic icon]                      |X|  Because withdrawal
                                            payments may have tax consequences,
                                            you should consult your tax adviser
                                            before establishing such a plan.

--------------------------------------------------------------------------------
BY CHECK (FOR CLASS A SHARES ONLY)
--------------------------------------------------------------------------------
                                       |X|  Select the checkwriting option on
                                            your application and complete the
                                            signature card.
|X| [check icon]                       |X|  To add this privilege to an existing
                                            account, call CDC Nvest Funds at
                                            800-225-5478 for a Service Options
                                            Form.
                                       |X|  Each check must be written for $250
                                            or more.
                                       |X|  You may not close your account by
                                            withdrawal check. Please call your
                                            financial representative or CDC
                                            Nvest Funds to close an account.

--------------------------------------------------------------------------------

FUND SERVICES
SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.


A signature guarantee protects you against fraudulent orders and is necessary if:
o    your address of record has been changed within the past 30 days;
o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or
o the proceeds are sent by check, wire, or ACH to a bank account other than a previously established bank on file.


A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:
o    a financial representative or securities dealer;
o    a federal savings bank, cooperative, or other type of bank;
o    a savings and loan or other thrift institution;
o    a credit union; or
o    a securities exchange or clearing agency.


The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.



SELLER (ACCOUNT TYPE)                                       REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------------------------------------------------------------------------------------------------------------
QUALIFIED RETIREMENT BENEFIT PLANS (EXCEPT CDC NVEST        o The request must include the signatures of all
FUNDS PROTOTYPE DOCUMENTS)                                    those authorized to sign, including title.
                                                            o Signature guarantee, if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL RETIREMENT ACCOUNTS                              o Additional documentation and distribution forms
                                                              may be required.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP,                     o The request must include the signatures of all
UGMA/UTMA (MINOR ACCOUNTS)                                    persons authorized to sign, including title, if
                                                              applicable.
                                                            o Signature guarantee, if applicable (see above).
                                                            o Additional documentation may be required.

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OR ASSOCIATION ACCOUNTS                           o The request must include the signatures of all persons
                                                              authorized to sign, including title.
------------------------------------------------------------------------------------------------------------------------------------
OWNERS OR TRUSTEES OF TRUST ACCOUNTS                        o The request must include the signatures of all trustees
                                                              authorized to sign, including title.
                                                            o If the names of the trustees are not registered on the
                                                              account, please provide a copy of the trust document
                                                              certified within the past 60 days.
                                                            o Signature guarantee, if applicable (see above).


------------------------------------------------------------------------------------------------------------------------------------
JOINT TENANCY WHOSE CO-TENANTS ARE DECEASED                 o The request must include the signatures of all surviving tenants of the account.
                                                            o Copy of the death certificate.
                                                            o Signature guarantee if proceeds check is issued to other than the surviving tenants.
------------------------------------------------------------------------------------------------------------------------------------
POWER OF ATTORNEY (POA)                                     o The request must include the signatures of the attorney-in-fact, indicating such title.
                                                            o A signature guarantee. Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*
------------------------------------------------------------------------------------------------------------------------------------


EXECUTORS OF ESTATES, ADMINISTRATORS, GUARDIANS,            o The request must include the signatures of all  those authorized to
CONSERVATORS                                                  sign, including capacity.
                                                            o A signature guarantee.
                                                            o Certified copy of court document where signer derives authority, E.G.,
                                                              Letters of Administration, Conservatorship and Letters Testamentary.*
------------------------------------------------------------------------------------------------------------------------------------

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

FUND SERVICES
 EXCHANGING SHARES


In general, you may exchange shares of your Fund for shares of the other Money Market Fund or another CDC Nvest Fund subject to certain restrictions shown below. An exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Money Market Fund or CDC Nvest Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. For federal income tax purposes, an exchange of Fund shares for shares of the other Money Market Fund or another CDC Nvest Fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


EXCHANGE OPTIONS


CLASS A SHARES OF A MONEY MARKET FUND NOT PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of the other Money Market Fund without paying a front-end sales charge or CDSC.


o Class A shares of a CDC Nvest Fund other than a Money Market Fund, after paying the applicable front-end sales charge and subjecting the new shares to any applicable CDSC.

CLASS A SHARES OF A MONEY MARKET FUND PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of the other Money Market Fund without paying a front-end sales charge or CDSC.
o Class A shares of a CDC Nvest Fund other than a Money Market Fund without paying a front-end sales charge or CDSC (unless you exchanged into a Money Market Fund from shares of the CDC Nvest Short Term Bond Fund ("Short Term Bond Fund", formerly the CDC Nvest Short Term Corporate Income Fund) purchased before December 1, 1998, in which case you would be required to pay the difference between the front-end sales charge previously paid on your Short Term Bond Fund shares and the front-end sales charge currently imposed on other CDC Nvest Funds shares).


CLASS B SHARES OF A MONEY MARKET FUND MAY EXCHANGE INTO:

o Class B shares of the other Money Market Fund without paying a front-end sales charge or CDSC.
o Class B shares of a CDC Nvest Fund other than a Money Market Fund subject to its CDSC schedule.

CLASS C SHARES IN ACCOUNTS OF CASH MANAGEMENT TRUST - MONEY MARKET SERIES ESTABLISHED ON OR AFTER DECEMBER 1, 2000 AND THAT HAVE NOT PREVIOUSLY BEEN SUBJECT TO A FRONT-END SALES CHARGE MAY EXCHANGE INTO:

o Class C shares of any CDC Nvest Fund other than the CDC Nvest Tax Exempt Money Market Trust subject to its sales charge and CDSC schedule.

CLASS C SHARES IN ACCOUNTS OF CASH MANAGEMENT TRUST - MONEY MARKET SERIES ESTABLISHED BEFORE DECEMBER 1, 2000 OR THAT HAVE PREVIOUSLY BEEN SUBJECT TO A FRONT-END SALES CHARGE MAY EXCHANGE INTO:

o Class C shares of a CDC Nvest Fund other than the CDC Nvest Tax Exempt Money Market Trust without paying a front-end sales charge.

If you exchange shares of a CDC Nvest Fund other than a Money Market Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another CDC Nvest Fund other than a Money Market Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

FUND SERVICES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS


Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:


------------------------------------------------------------------------------------------------------------------------------------
RESTRICTION                                                             SITUATION
------------------------------------------------------------------------------------------------------------------------------------
The Fund may suspend the right of redemption or postpone                o When the New York Stock Exchange (the "Exchange") is
payment for more than 7 days:                                             closed (other than a weekend/holiday)
                                                                        o During an emergency
                                                                        o Any other period permitted by the SEC
------------------------------------------------------------------------------------------------------------------------------------
The Fund reserves the right to suspend account services                 o With a notice of a dispute between registered owners
or refuse transaction requests:                                         o With suspicion/evidence of a fraudulent act
------------------------------------------------------------------------------------------------------------------------------------
The Fund may pay the redemption price in whole or in part               o When it is detrimental for a Fund to make cash
by a distribution in kind of readily marketable securities                payments as determined in the sole discretion of the
in lieu of cash or may take up to 7 days to pay a redemption              adviser or subadviser
request in order to raise capital:
------------------------------------------------------------------------------------------------------------------------------------
The Fund may withhold redemption proceeds until the check               o When redemptions are made within 10 calendar days
or funds have cleared:                                                    of purchase by check or ACH of the shares being
                                                                          redeemed
------------------------------------------------------------------------------------------------------------------------------------



If you hold certificates representing your shares, they must be sent with your request for it to be honored.

It is recommended that certificates be sent by registered mail.


SMALL ACCOUNT REDEMPTION


When your Fund account falls below a set minimum (currently $1,000) as set by the Board of Trustees from time to time, the Fund may close your account and send you the proceeds or may charge a fee. You will have 30 days after being notified of the Fund's intention to close your account or charge a fee to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

FUND SERVICES
HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

NET ASSET VALUE = TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS
                  - LIABILITIES
--------------------------------------------------------------------------------
                          NUMBER OF OUTSTANDING SHARES


Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities.


The net asset value of Fund shares is determined according to this schedule:
o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Income, Dividends and Valuation" in the SAI for more details.
o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.



*Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.


Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

FUND SERVICES
DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net investment income (tax exempt and taxable income other than long-term capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. Effective October 4, 2002, the net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:



o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus applicable sales charge or CDSC) in shares of the same class of a Money Market Fund or another CDC Nvest Fund registered in your name. Class A shareholders may also have dividends and distributions automatically invested in Class C shares of a CDC Nvest Fund. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."
o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Money Market Fund, or in the same class of another CDC Nvest Fund.
o        Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES


Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Distributions derived from net short-term capital gains, I.E., gains from investments that the Fund held one year or less, or investment income (other than exempt-interest dividends) are generally taxable at ordinary income rates. It is expected that Fund dividends and distributions will not be eligible for the dividends-received deduction available to corporations. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares (except for exempt-interest dividends earned by Tax Exempt Money Market Trust - see below). Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at the time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of the other Money Market Fund or another CDC Nvest Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Dividends derived from interest on securities issued by the U.S. Government or its agencies or instrumentalities for the Cash Management Trust - Money Market Series may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of each Fund's dividends that are derived from such interest.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.



SPECIAL TAX CONSIDERATIONS FOR TAX EXEMPT MONEY MARKET TRUST


The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund.

Dividends paid to you as a shareholder of the Tax Exempt Money Market Trust that are derived from interest on Municipal Securities are "exempt-interest dividends" and generally may be excluded from gross income on your federal tax return. However, if you receive Social Security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, an investment in the Fund may result in liability for federal alternative minimum tax, both for individuals and corporate shareholders.

The Fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you.

Fund Services
ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS


CDC Nvest Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


INVESTMENT BUILDER PROGRAM


This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $25 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."


DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN

CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section entitled "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)


This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


CDC NVEST FUNDS WEB SITE

Visit us at WWW.CDCNVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

ELECTRONIC MAIL DELIVERY


This delivery option allows you to receive important Fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive, speed up the availability of your documents and lower expenses to your Fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.cdcnvestfunds.com.


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

FUND PERFORMANCE

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE FOR THE LAST FIVE YEARS (OR, IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RETURN THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, INDEPENDENT ACCOUNTANTS, WHOSE REPORT, ALONG WITH EACH FUND'S FINANCIAL STATEMENTS, ARE INCORPORATED BY REFERENCE IN THE SAI, WHICH IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

For a share outstanding throughout each period.


                               INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                               ----------------------------------              -------------------

                                             Net realized
                    Net asset                    and                                   Distributions             Net asset
                      value,                  unrealized                  Dividends      from net                  value,
                    beginning      Net        gain(loss)   Total from       from         realized                  end of    Total
                      of the    investment       on        investment   net investment    capital      Total        the     Return
                      period      income     investments   operations      income          gains   distributions   period    (%)
                      ------      ------     -----------   ----------      ------          -----   -------------   ------    ----

CASH MANAGEMENT TRUST - MONEY MARKET SERIES
Class A, B, C
6/30/2002             $ 1.00      $ 0.02          $ -      $ 0.02      $ (0.02)(b)          $ -    $ (0.02)        $ 1.00     1.8
6/30/2001               1.00        0.05            -        0.05        (0.05)(b)            -      (0.05)          1.00     5.4
6/30/2000               1.00        0.05            -        0.05        (0.05)(b)            -      (0.05)          1.00     5.1
6/30/1999               1.00        0.04            -        0.04        (0.04)(b)            -      (0.04)          1.00     4.6
6/30/1998(a)            1.00        0.05            -        0.05           (0.05)            -      (0.05)          1.00     5.0

TAX EXEMPT MONEY MARKET TRUST
Class A,B
6/30/2002             $ 1.00      $ 0.01          $ -      $ 0.01         $ (0.01)          $ -    $ (0.01)        $ 1.00     0.9
6/30/2001               1.00        0.03            -        0.03           (0.03)            -      (0.03)          1.00     3.2(c)
6/30/2000               1.00        0.03            -        0.03        (0.03)(b)            -      (0.03)          1.00     3.1(c)
6/30/1999               1.00        0.03            -        0.03           (0.03)            -      (0.03)          1.00     2.8(c)
6/30/1998               1.00        0.03            -        0.03           (0.03)            -      (0.03)          1.00     3.3(c)




THE SUBADVISER TO THE TRUSTS PRIOR TO JUNE 1, 2001 WAS BACK BAY ADVISORS, L.P. EFFECTIVE JUNE 1, 2001, REICH & TANG ASSET MANAGEMENT, LLC BECAME SUBADVISER TO THE TRUSTS.


(A)   CLASS C SHARES COMMENCED OPERATIONS MARCH 1, 1998.
(B)   INCLUDING NET REALIZED GAIN (LOSS) ON INVESTMENTS.

(C) HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD, TOTAL RETURNS WOULD HAVE BEEN LOWER.
(D)   AFTER GIVING EFFECT TO AN EXPENSE LIMITATION AND FEE WAIVER.
(E) TAX EXEMPT MONEY MARKET TRUST HAD CUSTODIAN FEE CREDITS TOTALING $304 DURING THE YEAR ENDED JUNE 30, 2002.

                   RATIOS TO AVERAGE NET ASSETS::

                                 Expenses
     Net assets,                   after         Net
       end of                    expense     investment
     the period     Expenses    reductions     income
       (000'S)         (%)          (%)          (%)
     -----------    --------    ----------   ----------
     $ 532,048        0.91          0.91        1.75
       545,151        0.84          0.84        5.27
       603,916        0.84          0.84        4.96
       664,609        0.84          0.84        4.46
       607,406        0.84          0.84        4.88

      $ 38,497        1.16          1.16(e)     0.86
        47,458        0.86(d)       0.86(d)     3.20
        71,964        0.65(d)       0.65(d)     3.10
        84,879        0.65(d)       0.65(d)     2.76
        73,798        0.60(d)       0.60(d)     3.23

GLOSSARY OF TERMS

BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING-- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (E.G., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) PER SHARE -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.


REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VARIABLE OR FLOATING-RATE DEBT SECURITIES -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUNDS, THE
              FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

                        ANNUAL AND SEMIANNUAL REPORTS --
                               Provide additional
                             information about each
                               Fund's investments.

           STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Funds and their investment
                    limitations and policies, has been filed
       with the SEC and is incorporated into this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUNDS' ANNUAL OR
                  SEMIANNUAL REPORT OR THEIR SAI, CONTACT YOUR
                   FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:
                  CDC IXIS Asset Management Distributors, L.P.,
                     399 Boylston Street, Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS:
    In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy
                          statements to your household.
              If more than one family member in your household owns
            the same fund or funds described in a single prospectus,
                       report or proxy statement, you will
       receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be
                  obtained at anytime by calling 800-225-5478.
            If you are currently receiving multiple mailings to your
         household and would like to receive only one mailing or if you wish to receive separate mailings for each member
             of your household in the future, please call us at the
            telephone number listed above and we will resume separate
                    mailings within 30 days of your request.

           YOUR FINANCIAL REPRESENTATIVE OR CDC NVEST FUNDS WILL ALSO
         BE HAPPY TO ANSWER YOUR QUESTIONS OR TO PROVIDE ANY ADDITIONAL
                        INFORMATION THAT YOU MAY REQUIRE.

          Information about the Funds, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C.
        Text-only copies of the Funds' reports and SAI are available free from the SEC's
                         Internet site at: WWW.SEC.GOV.
                Copies of this information may also be obtained,
                                   -----------
     after paying a duplicating fee, by electronic request at the following
                                E-mail address:
                               PUBLICINFO@SEC.GOV,
               or by writing the SEC's Public Reference Section,
                               ------------------
                          Washington, D.C. 20549-0102.

              Information on the operation of the Public Reference
                     Room may be obtained by calling the SEC
                               at 1-202-942-8090.

  CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P., AND OTHER FIRMS SELLING SHARES
    OF CDC NVEST FUNDS ARE MEMBERS OF THE NATIONAL ASSOCIATION OF SECURITIES
                DEALERS, INC. (NASD). AS A SERVICE TO INVESTORS,
                        THE NASD HAS ASKED THAT WE INFORM
     YOU OF THE AVAILABILITY OF A BROCHURE ON ITS PUBLIC DISCLOSURE PROGRAM.
                                   THE PROGRAM
         PROVIDES ACCESS TO INFORMATION ABOUT SECURITIES FIRMS AND THEIR
      REPRESENTATIVES. INVESTORS MAY OBTAIN A COPY BY CONTACTING THE NASD
                         AT 800-289-9999 OR BY VISITING
                         ITS WEB SITE AT WWW.NASDR.COM.

                   (Investment Company Act File No. 811-2819)

                   (Investment Company Act File No. 811-3658)

  [GRAPHIC OMITTED][GRAPHIC OMITTED]

--------------------------------------------------------------------------------

CDC NVEST MONEY MARKET FUNDS


CDC NVEST CASH MANAGEMENT TRUST --MONEY MARKET SERIES
CDC NVEST TAX EXEMPT MONEY MARKET TRUST

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 1, 2002

This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "Trusts" and each a "Trust"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Trusts dated September 1, 2002 (the "Prospectus"). This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

The Trusts' financial statements and accompanying notes that appear in such Trust's annual and semiannual reports are incorporated by reference into this Statement. The Trusts' annual and semiannual reports contain additional performance information and are available upon request and without charge, by calling 800-225-5478.

                                TABLE OF CONTENTS
                                                                          PAGE
Investment Objectives and Policies                                          2
Investment Restrictions                                                     6
Management of the Trusts                                                    8
Fund Charges and Expenses                                                  16
Ownership of Fund Shares                                                   17
Portfolio Transactions                                                     18
Performance                                                                19
Description of the Trusts and Ownership of Shares                          20
How to Buy Shares                                                          23
Shareholder Services                                                       23
Redemptions                                                                29
Net Income, Dividends and Valuation                                        31
Tax-Free Investing                                                         33
Taxes                                                                      34
Financial Statements                                                       36

Appendix A - Description of Certain CDC Nvest Cash Management Trust--
Money Market Series Investments                                            A-1
Appendix B - Description of Certain CDC Nvest Tax Exempt                   B-1
  Money Market Trust Investments
Appendix C - Description of Ratings of Corporate and Municipal Bonds,
  Commercial Paper and Short-Term Tax- Exempt Obligations                  C-1

Appendix D - Media that May Contain Fund Information                       D-1
Appendix E - Advertising and Promotional Literature                        E-1



                                                                       XM33-0902


--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

GENERAL


The investment objectives and policies of CDC Nvest Cash Management Trust -- Money Market Series and CDC Nvest Tax Exempt Money Market Trust (together, the "Money Market Funds," or the "Funds," and each a "Fund") are summarized in the Prospectus under "Goals, Strategies & Risks."


     The investment policies and types of permitted investments of each Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of each Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

     The terms "shareholder approval" and "majority of the outstanding voting securities" as used in this Statement each refer to approval by (A) 67% or more of the voting shares of the applicable Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares of such Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting shares of such Fund, whichever is less.


CASH MANAGEMENT TRUST -- MONEY MARKET SERIES


     The Fund will invest only in securities which the Fund's subadviser, Reich & Tang Asset Management, LLC ("Reich & Tang"), acting under guidelines established by the CDC Nvest Cash Management Trust's Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard and Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc. ("Fitch"), see Appendices A and C to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

     The Fund's investments may include certificates of deposit, bankers' acceptances and other U.S. dollar-denominated obligations of banks whose net assets exceed $100 million. These obligations may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Reich & Tang believes the risks are minimal.

     The Fund may also invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities ("U.S. government securities"). Some U.S. government securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

     All of the Fund's investments at the time of purchase (other than U.S. government securities and repurchase agreements relating thereto) generally will be rated in the two highest rating categories as rated by a major credit agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by the CDC Nvest Cash Management Trust's Board of Trustees.

     Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund also seeks to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio composition of the Fund. There are usually no brokerage commissions paid by the Fund in connection with the purchase of securities of the type in which it invests. See "Portfolio Transactions" and "Investment Restrictions."


TAX EXEMPT MONEY MARKET TRUST

     As described in the Prospectus, the Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of high quality, short-term fixed, variable and floating rate debt securities the interest on which is, in the opinion of bond counsel for the issuers of the securities or other reliable authority at the time of their issuance, exempt from federal income taxation ("Municipal Securities"). Municipal Securities are generally obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or by or on behalf of multi-state agencies or authorities. The Fund will only invest in Municipal Securities which are (i) short-term notes rated MIG-2 or better by Moody's or SP-2 or better by S&; (ii) municipal bonds rated Aa or better by Moody's or AA or better by S&P with a remaining maturity of 397 days or less whose issuer has comparable short-term obligations that are rated in the top rating category by Moody's or S&P; and (iii) other types of Municipal Securities, including commercial paper, rated P-2 by Moody's or A-2 by S&P or unrated Municipal Securities determined to be of comparable quality by the Fund's subadviser under guidelines approved by the CDC Nvest Tax Exempt Money Market Trust's Board of Trustees, subject to any limitations imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). For a more complete description of various types of Municipal Securities and the meanings of the ratings assigned to them by Moody's and S&P, see Appendices B and C to this Statement. The Fund expects that at least 95% of all dividends paid by the Fund in any given year will be exempt from federal income tax. See "Taxes."


     The Fund may elect on a temporary basis to hold cash or to invest in obligations other than Municipal Securities when such action is deemed advisable by Reich & Tang. For example, the Fund might hold cash or make such temporary investments: (i) due to market conditions; (ii) in the event of the scarcity of suitable Municipal Securities; (iii) pending investment of proceeds from subscriptions for Fund shares or from the sale of portfolio securities; or (iv) in anticipation of redemptions. The Fund will limit its investments in obligations other than Municipal Securities to "money market securities" such as
(i) U.S. government securities, (ii) high quality short-term domestic certificates of deposit, commercial paper and domestic bankers' acceptances and other high quality money market instruments, or (iii) repurchase agreements with brokers, dealers and banks relating to Municipal or U.S. government securities. The interest earned on money market securities is not exempt from federal income tax and will generally be taxable to shareholders as ordinary income. The ability of the Fund to invest in such taxable money market securities is limited by a requirement of the Internal Revenue Code (the "Code") that at least 50% of the Fund's total assets be invested in Municipal Securities at the end of each quarter of the Fund's fiscal year (see "Taxes").

     The Fund may invest in variable or floating rate Municipal Securities. These obligations pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations will be subject to prepayment without penalty, at the option of either the Fund or the issuer, and may be backed by letters of credit or similar arrangements where necessary to ensure that the obligations are of appropriate investment quality. Reich & Tang intends to evaluate the credit of the issuers of these obligations and the providers of credit support no less frequently than quarterly.

     The price stability and liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market securities, because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market and because the average portfolio maturity of a money market fund will generally be shorter than the average portfolio maturity of a tax exempt money fund such as the Fund. Adverse economic, business or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner. The issuer of a Municipal Security may make payments from money raised through a variety of sources, such as (i) the issuer's general taxing power; (ii) a specific type of tax such as a property tax; or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

WHEN-ISSUED SECURITIES

     The Tax Exempt Money Market Trust may purchase Municipal Securities on a when-issued basis, which means that delivery and payment for the securities normally occur between 15 to 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Pending delivery of securities purchased on a when-issued basis, the amount of the purchase price will be held in liquid assets such as cash or high quality debt obligations. Such obligations and cash will be maintained in a separate account with the Fund's custodian in an amount equal on a daily basis to the amount of the Fund's when-issued commitments. By committing itself to purchase Municipal Securities on a when-issued basis, the Fund subjects itself to market and credit risks on such commitments as well as such risks otherwise applicable to its portfolio securities. Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Net Income, Dividends and Valuation.") The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Such sales may result in capital gains that are not exempt from federal income taxes. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued securities (which may have a value greater or less than the Fund's payment obligation).


PURCHASE OF SECURITIES WITH RIGHTS TO PUT SECURITIES TO SELLER

     The Tax Exempt Money Market Trust has authority to purchase securities, including Municipal Securities, at a price which would result in a yield-to-maturity ratio lower than that generally offered by the seller at the time of purchase if the Fund simultaneously acquires the right to sell the securities back to the seller at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity and to permit the Fund to meet redemptions while remaining as fully invested as possible in Municipal Securities. The Fund will acquire puts only from recognized securities dealers.

     For the purposes of asset valuation, the Fund will not ascribe any value to puts. The Fund will rarely pay specific consideration for them (although typically the yield on a security that is subject to a put will be lower than for an otherwise comparable security that is not subject to a put). In no event will the specific consideration paid for puts held in the Fund's portfolio at any time exceed 1/2 of 1% of the Fund's net assets. Puts purchased by the Fund will generally not be marketable and the Fund's ability to exercise puts will depend on the creditworthiness of the other party to the transaction.

BOTH FUNDS

ASSET-BACKED SECURITIES


     Each Fund may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

REPURCHASE AGREEMENTS

     As noted in the Prospectus, each Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford each Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. government security (in the case of either Fund), a Municipal Security (in the case of the Tax Exempt Money Market Trust) or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. government, the issuer of the Municipal Security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement. Each Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and each Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

     As described in the Prospectus, all of each Fund's investments will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by each Trust's Board of Trustees. Also, all of each Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of each Fund's portfolio securities will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for any Fund, such Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. government securities, are treated as having a maturity of one day.

     The value of the securities in each Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of any Fund might require the sale of portfolio investments of that Fund at a time when a sale might not be desirable.

     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund but neither event will require a sale of such security by such Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another nationally recognized statistical rating organization ("NRSRO") approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the relevant Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund (as defined the 1940 Act). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

CASH MANAGEMENT TRUST-- MONEY MARKET SERIES


The Fund will not:


*(1) Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities and bank obligations) if, as a result, more than 25% of the Fund's total assets (taken at market value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(7) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Act as underwriter except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;


(9)      Write or purchase puts, calls or combinations thereof; or

+(10) Purchase any security restricted as to disposition under the federal securities laws if, as a result, more than 10% of the Fund's net assets would be invested in such securities or in other securities that are illiquid, including repurchase agreements maturing in more than seven days and certain loan participations.



TAX EXEMPT MONEY MARKET TRUST

The Fund will not:


*(1) Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities and bank obligations) if, as a result, more than 25% of the Fund's total assets (taken at market value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Act as an underwriter, except to the extent that in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(8) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;


(9) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof, except that the Fund may purchase puts and may purchase Municipal Securities on a "when-issued" basis each as described in its Registration Statement.



+(10) Purchase any security restricted as to disposition under the federal securities laws if, as a result, more than 10% of the Fund's net assets would be invested in such securities or in other securities that are illiquid, including repurchase agreements maturing in more than seven days and certain loan participations.

*(11) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments the income from which is exempt from federal income tax.

     In restriction (11), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

     For the purpose of the foregoing investment restrictions, the identification of the "issuer" of Municipal Securities which are not general obligation bonds (see Appendix B) is made by Reich & Tang on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such securities. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government of such subdivision, and the obligation is based solely on the assets and revenues of such subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of industrial development bonds (see Appendix B), if the bond is backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer would be regarded as the sole issuer.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

     The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

     The table below provides certain information regarding the trustees and officers of the Trusts. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" (as defined in the 1940 Act) of the relevant Trust and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the relevant Trust and, when applicable, who have a direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees.




---------------------       ---------------   ---------------  -----------------      ---------------     -------------------
                                                                                         NUMBER OF
                                                                   PRINCIPAL           PORTFOLIOS IN
                                              TERM OF OFFICE     OCCUPATION(S)         FUND COMPLEX
                              POSITION(S)     AND LENGTH OF     DURING PAST            OVERSEEN BY         OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS       HELD WITH FUNDS    TIME SERVED        5 YEARS                TRUSTEE             HELD BY TRUSTEE
---------------------       ---------------   ---------------  -----------------      --------------      -------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
GRAHAM T. ALLISON, JR. (62)    Trustee             Until       Douglas Dillon              27             Director, Taubman
399 Boylston Street                             retirement*    Professor and                              Centers, Inc.
Boston, MA 02116              Contract                         Director for the
                             Review and         18 years       Belfer Center of                           Board Member, USEC Inc.
                             Governance                        Science and
                             Committee                         International
                               Member                          Affairs, John F.
                                                               Kennedy School of
                                                               Government,
                                                               Harvard University
------------------------------------------------------------------------------------------------------------------------------------
DANIEL M. CAIN (57)            Trustee            Until        President and CEO,          27             Trustee, Universal Health
452 Fifth Avenue                                retirement*    Cain Brothers &                            Realty Income Trust
New York, NY 10018           Chairman of                       Company,
                              the Audit        6 years         Incorporated                               Director, eBenX, Inc.
                              Committee                        (investment
                                                               banking)                                   Director, PASC
------------------------------------------------------------------------------------------------------------------------------------
KENNETH J. COWAN (70)          Trustee             Until       Retired                   27               None
399 Boylston Street                             retirement*
Boston, MA 02116              Chairman of
                             the Contract      27 years
                              Review and
                              Governance
                              Committee
------------------------------------------------------------------------------------------------------------------------------------
RICHARD DARMAN (59)            Trustee             Until       Partner, The Carlyle      27               Director, Frontier
399 Boylston Street                            retirement*     Group (investments);                       Ventures Corporation
Boston, MA 02116               Contract                        Professor, John F.
                              Review and          6 years      Kennedy School of                          Director, Neptune
                              Governance                       Government, Harvard                        Communications Corporation
                              Committee                        University
                                Member                                                                    Director, Enumerate
                                                                                                          Solutions, Inc.
------------------------------------------------------------------------------------------------------------------------------------
SANDRA O. MOOSE (60)           Trustee            Until        Senior Vice President     27               Director, Verizon
Exchange Place                                  retirement*    and Director, The                          Communications
Boston, MA 02109                Audit                          Boston  Consulting
                              Committee         20 years       Group, Inc.                                Director, Rohm and Haas
                                Member                         (management consulting)                    Company
------------------------------------------------------------------------------------------------------------------------------------
JOHN A. SHANE (69)             Trustee            Until        President, Palmer         27               Director, Arch
200 Unicorn Park Drive                          retirement*    Service Corporation                        Communications Group,
Woburn, MA 01801                 Audit                         (venture capital                           Inc.; Director, Eastern
                              Committee          20 years      organization)                              Bank Corporation;
                                Member                                                                    Director, Gensym
                                                                                                          Corporation; Director,
                                                                                                          Overland Data, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PENDLETON P. WHITE (71)        Trustee            Until        Retired                   27               None
6 Breckenridge Lane                             retirement*
Savannah, GA 31411             Contract
                              Review and         21 years
                              Governance
                              Committee
                                Member
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
JOHN T. HAILER** (41)         President       Not Applicable   President and Chief       27               None
399 Boylston Street                                            Executive Officer,
Boston, MA 02116                                  2 years      CDC IXIS Asset
                               Trustee                         Management
                                                               Distributors, L.P.;
                                                               formerly, Senior
                                                               Vice President,
                                                               Fidelity Investments
------------------------------------------------------------------------------------------------------------------------------------
PETER S. VOSS*** (55)         Chairman of     Not Applicable   Director, President       27               Trustee, Harris Associates
399 Boylston Street            the Board                       and Chief Executive                        Investment Trust****
Boston, MA 02116                                 10 years      Officer, CDC IXIS
                               Trustee                         Asset Management
                                                               North America, L.P.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
THOMAS P. CUNNINGHAM (56)      Treasurer      Not Applicable   Senior Vice               N/A              N/A
399 Boylston Street                                            President, CDC IXIS
Boston, MA 02116                                  3 years      Asset Management
                                                               Services, Inc.;
                                                               Senior Vice
                                                               President, CDC IXIS
                                                               Asset Management
                                                               Advisers, L.P.;
                                                               formerly, Vice
                                                               President, Allmerica
                                                               Financial Life
                                                               Insurance and
                                                               Annuity Company;
                                                               formerly, Treasurer,
                                                               Allmerica Investment
                                                               Trust; formerly,
                                                               Vice President,
                                                               First Data Investor
                                                               Services Group
------------------------------------------------------------------------------------------------------------------------------------
JOHN E. PELLETIER (37)         Secretary      Not Applicable   Senior Vice               N/A              N/A
399 Boylston Street            and Clerk                       President, General
Boston, MA 02116                                 4 years       Counsel, Secretary
                                                               and Clerk, CDC
                                                               IXIS Asset
                                                               Management
                                                               Distribution
                                                               Corporation;
                                                               Senior Vice
                                                               President,
                                                               General Counsel,
                                                               Secretary and
                                                               Clerk, CDC IXIS
                                                               Asset Management
                                                               Distributors,
                                                               L.P.; Senior
                                                               Vice President,
                                                               General Counsel,
                                                               Secretary and
                                                               Clerk, CDC IXIS
                                                               Asset Management
                                                               Advisers, L.P.;
                                                               Executive Vice
                                                               President,
                                                               General Counsel,
                                                               Secretary,
                                                               Clerk, and
                                                               Director, CDC
                                                               IXIS Asset
                                                               Management
                                                               Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------



*All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.

**Mr. Hailer is an "interested person" of the CDC Nvest Funds because he holds the following positions with affiliated persons of the Trusts: President and Chief Executive Officer of the Distributor; Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

***Mr. Voss is an "interested person" of the CDC Nvest Funds because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director, President and Chief Executive Officer of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America") ; Director of AEW Capital Management, Inc.; Director of Harris Associates, Inc.; Director of Jurika & Voyles, Inc.; Director of Loomis, Sayles & Company, Inc.; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Global Advisors, Inc.; and Director of Vaughan, Nelson, Scarborough & McCullough, Inc.

****As of January 30, 2002, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

     Each person listed above holds the same position(s) with the Trusts. Previous positions during the past five years with the Distributor or CDC IXIS Advisers are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.


STANDING BOARD COMMITTEES

     The Contract Review and Governance Committee of the CDC Nvest Funds is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds. During the fiscal year ended June 30, 2002, this Committee held five meetings.

     The Audit Committee of the CDC Nvest Funds is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended June 30, 2002 this Committee held four meetings.

TRUSTEE FEES


     The Trusts pay no compensation to their officers, or to their trustees who are interested persons thereof.

     Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year; each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.

     During the fiscal year ended June 30, 2002, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts; and during the year ended December 31, 2001, such persons received the amounts set forth below for serving as trustee of the CDC Nvest Funds Trusts.




    NAME OF TRUSTEE           Aggregate           Aggregate         Pension or         Estimated       Total Compensation
                            Compensation      Compensation from     Retirement

                           from CDC Nvest       CDC Nvest Tax      Benefits Accrued    Annual          from the CDC Nvest
                           Cash Management      Exempt Money       as Part of Fund    Benefits Upon     Funds Trusts Paid
                               trust*          market trust*        expenses*         retirement          to trustees+
                               ------          -------------       ---------          ----------           ---------
INDEPENDENT
TRUSTEES
Graham T. Allison, Jr.         $5,829              $1,012                 $0                $0               $63,500
Daniel M. Cain                 $6,080              $1,070                 $0                $0               $67,500
Kenneth J. Cowan               $6,364              $1,092                 $0                $0               $67,500
Richard Darman                 $5,971              $1,023                 $0                $0               $63,500
Sandra O. Moose                $5,687              $1,000                 $0                $0               $63,500
John A. Shane                  $5,687              $1,000                 $0                $0               $63,500
Pendleton P. White             $5,971              $1,023                 $0                $0               $63,500
INTERESTED
TRUSTEES
John T. Hailer                   $0                  $0                   $0                $0                 $0
Peter S. Voss                    $0                  $0                   $0                $0                 $0


*Amounts include payments deferred by trustees for the fiscal year ended June 30, 2002. The total amount of deferred compensation accrued for all of the CDC Nvest Funds Trusts as of June 30, 2002 for the trustees follows: Allison:
$892,337;   Cain:  $146,549;   Cowan:  $155,888;   Darman:   $156,144.  +  Total
Compensation represents amounts paid during 2001 to a trustee for serving on the board of trustees of six trusts with a total of 27 funds as of December 31, 2001.


     The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from each Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. Each Fund posts a deferred trustee fee liability in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.


     At August 5, 2002, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.

     As of December 31, 2001,  the trustees had the  following  ownership in the
Funds:

                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL  REGISTERED
                                        DOLLAR RANGE OF EQUITY                       INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                      SECURITIES IN THE FUND(S)*                 TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*



INDEPENDENT TRUSTEES
Graham T. Allison Jr.      Cash Management Trust-- Money Market Series - E                      E
                                  Tax Exempt Money Market Trust - C

Daniel M. Cain                                    A                                             E

Kenneth J. Cowan           Cash Management Trust-- Money Market Series - B                      E

Richard Darman                                    A                                             E

Sandra O. Moose                                   A                                             E

John A. Shane                                     A                                             A

Pendleton P. White                                A                                             C

INTERESTED TRUSTEES
John T. Hailer                                    A                                             D

Peter Voss                          Tax Exempt Money Market Trust - E                           E

* A. None
  B. $1 - 10,000
  C. $10,001 - $50,000
  D. $50,001 - $100,000
  E. over $100,000



ADVISORY AND SUBADVISORY AGREEMENTS

     Each Fund's advisory agreement with CDC IXIS Advisers, provides that the CDC IXIS Advisers will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

     Each Fund pays all expenses not borne by CDC IXIS Advisers or Reich & Tang including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trusts' Independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of each of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Each Fund also pays CDC IXIS Advisers for certain legal and accounting services provided to the Fund by CDC IXIS Advisers.

     Each Fund's advisory agreement and subadvisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. Each Trust has received an exemptive order from the SEC that permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without obtaining shareholder approval, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940
Act). Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

     Each advisory agreement and subadvisory agreement provides that CDC IXIS Advisers or Reich & Tang shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     CDC IXIS Advisers oversees the portfolio management services provided to the Funds by each of the subadvisers. Subject to the review of the Board of Trustees, CDC IXIS Advisers monitors each subadviser to assure that the subadviser is managing a Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, CDC IXIS Advisers and CIS also provide each Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. CDC IXIS Advisers does not, however, determine what investments will be purchased or sold for any Fund.

     CDC  IXIS  Advisers  may  terminate  any  subadvisory   agreement   without
shareholder approval. In such case, CDC IXIS Advisers will enter into an agreement with another subadviser to manage the Fund.

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS

     The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory and subadvisory agreements at most of its meetings throughout the year. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees is conducted through committees. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory and subadvisory agreements of the Funds are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.

     In connection with their meetings, the trustees receive materials specifically relating to the existing advisory and subadvisory agreements. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Independent Trustees, also considers periodically other material facts such as (1) the adviser's and/or subadviser's results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of the adviser's and subadviser's investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets, (5) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the adviser or subadviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by the advisers and/or subadvisers.

     The Board of Trustees most recently approved the renewal of the advisory and subadvisory agreements at their meeting held on May 10, 2002. In considering the advisory and subadvisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory and subadvisory agreements included the following:

                    o the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

                    o whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

                    o the nature, quality, cost and extent of administrative and shareholder services performed by the adviser, subadviser and affiliated companies, under the existing advisory and subadvisory agreements and under separate agreements covering transfer agency functions and administrative services.

                    o each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the adviser and subadviser relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory and subadvisory fees and expense ratios, as well as performance data, included both information compiled by the adviser and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the adviser or subadviser, such as the engagement of affiliates of the adviser or subadviser to provide distribution, brokerage and transfer agency services to the Fund, and the benefits of research made available to the adviser or subadviser by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

                    o the level of the adviser's and subadviser's profits in respect of the management of the Funds. They considered the profits realized by the adviser and subadviser in connection with the operation of each Fund.

                    o whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

     Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory and subadvisory agreements should be continued for a period of one year commencing June 1, 2002.

INFORMATION ABOUT THE ORGANIZATION AND OWNERSHIP OF THE ADVISER AND SUBADVISER OF THE FUNDS.

     CDC IXIS Advisers, formed in 1995, is a limited partnership whose sole general partner, CDC IXIS Distribution Corporation, is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, LLC ("CDC IXIS Holdings"), which in turn is a wholly-owned subsidiary of CDC IXIS North America. CDC IXIS Distribution Corporation is also the sole general partner of the Distributor, and the sole shareholder of CIS, the transfer and dividend disbursing agent of the Funds. CDC IXIS North America owns the entire limited partnership interest in each of CDC IXIS Advisers and the Distributor. CIS has subcontracted certain of its obligations as the transfer and dividend disbursing agent and administrator of the Funds to third parties.

     CDC IXIS North America is a wholly owned subsidiary of CDC IXIS Asset Management, a French entity. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution.

     CDC IXIS North America has 14 principal subsidiaries, including 11 investment management firms and three distribution and service units, with $130 billion assets under management as of June 30, 2002.

     Reich & Tang is a registered investment adviser whose origins date back to 1970. CDC IXIS North America is the managing member and owner of a 99.5% membership interest in Reich & Tang, a limited liability company. CDC IXIS Holdings is the owner of the remaining 0.5% membership interest in Reich & Tang.

     Certain officers and employees of Reich & Tang have responsibility for portfolio management of other advisory accounts and clients of Reich & Tang (including other registered investment companies and accounts of affiliates of Reich & Tang) that may invest in securities in which the Funds also invest. If Reich & Tang determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Reich & Tang to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Reich & Tang will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Reich & Tang's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Reich & Tang as subadviser to each of the Funds outweigh the disadvantages, if any, that may result from participating in such transactions.

DISTRIBUTION AGREEMENTS

     Under a separate agreement with each Fund, the Distributor acts as the principal distributor of each class of shares of the Funds, which are sold at net asset value without any sales charge. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. The Distributor receives no compensation from the Funds or purchasers of Fund shares for acting as distributor. Under these agreements, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. Under the agreements, the Distributor pays promotion and distribution expenses relating to the sale of Fund shares, including the cost of preparing, printing and distributing prospectuses used in offering shares of the Funds for sale. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

     The Distributor pays investment dealers a service fee in order to compensate them for services they provide and expenses they incur in connection with the establishment or maintenance of shareholder accounts in the Funds. The service fee is paid quarterly at an annual rate equal to the following percentages of average Fund net assets, including reinvested dividends, in accounts serviced by the investment dealer during the year. THE FEE IS NOT AN EXPENSE OF THE FUNDS OR THEIR SHAREHOLDERS AND DOES NOT AFFECT THE FUNDS' YIELDS.

         The table below sets forth the service fee:

         AVERAGE DAILY NET ASSET BALANCE                               FEE
         $0 - 5 million                                                none
         Over $5 million to $10 million                                .05%
         Over $10 million                                              .10%

     The distribution agreement of each Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

     The distribution agreements will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund.

     The Distributor controls the words "CDC Nvest" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of the Funds' shares, the Trusts or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal underwriter for the CDC Nvest Funds Trust I, CDC Nvest Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I and their constituent funds.

     The Distributor may publish information about the Funds in the media described in Appendix D and may include information in advertising and sales literature as described in Appendix E.

CUSTODIAL ARRANGEMENTS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trusts' custodian. As such, IBT holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, IBT receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to each Fund's portfolio securities. IBT also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

INDEPENDENT ACCOUNTANTS

     The Trusts' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of each Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectus, and financial statements contained in the Funds' annual report for the year ended June 30, 2002 and incorporated by reference into this Statement, have been so included in reliance on the report of each Trust's independent accountants, given on the authority of said firm as experts in auditing and accounting.


OTHER ARRANGEMENTS

     Pursuant to a contract between the Trusts and CIS, CIS, whose principal business address is 399 Boylston Street, Boston, Massachusetts 02116, acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay servicing fees for Classes A, B and C shares based upon each such Fund's pro rata share of the dollar amount based upon the higher of the following calculations: (1) the annualized rate of 0.239% of the Total Eligible CDC Nvest Assets (as defined below) of $650 million or less; 0.200% of the Total Eligible CDC Nvest Assets between $650 million and $5.65 billion; and 0.195% of the Total Eligible CDC Nvest Assets in excess of $5.65 billion (in each case, subject to an annual portfolio/class minimum of $18,000); or (2) pro rata portion of the annual aggregate minimum fee of $1.5 million. "Total Eligible CDC Nvest Assets" means the average daily net assets of all money market funds offered within the CDC Nvest Family of Funds for which there are exchange privileges among the funds (currently the CDC Nvest Money Market Funds).

     CIS has subcontracted with State Street Bank and Trust Company ("State Street Bank") for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CIS pays BFDS a monthly per account fee.

     In addition, during the fiscal year ended June 30, 2002, CIS performed certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CIS provides the following services to the Funds: (i) it provides personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds,
(ii) it provides services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) it handles various registrations and filings required by various regulatory authorities. Subject to certain minimums, the Money Market Funds, CDC Nvest Equity Funds, CDC Nvest Income Funds, CDC Nvest Star Funds and CDC Nvest Tax Free Income Funds (altogether, the "CDC Nvest Funds") pay CIS their pro rata share of a fee equal to the annual rate of 0.0350% of the first $5 billion of the Funds' average daily net assets, 0.0325% of the next $5 billion of the Funds' average daily net assets and 0.0300% of the Funds' average daily net assets in excess of $10 billion for these services.

     For these services, CIS received fees from the Funds for the fiscal years ending June 30, 2000, 2001 and 2002:

                    Fund                          Fiscal Year Ended June 30,
----------------------------------------    ------------------------------------
                                                2000         2001         2002
                                                ----         ----         ----
Cash Management Trust-- Money Market Series   $264,886     $233,970     $277,146
Tax Exempt Money Market Trust                  $28,480      $20,954      $21,178
--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES

ADVISORY FEES

     Pursuant to separate advisory agreements, each dated October 1, 2001, CDC IXIS Advisers has agreed, subject to the supervision of the Board of Trustees of the Trusts, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay CDC IXIS Advisers an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by the Fund to the subadviser pursuant to the subadvisory agreements:

                                                Advisory fee payable by Fund

                                                to CDC IXIS Advisers
                                                (includes any subadviser fees
                                                paid) (AS A PERCENTAGE OF
                                                AVERAGE DAILY NET ASSETS OF
FUND                                            THE FUND)

Cash Management Trust-- Money Market Series     0.400% of the first $500 million
                                                0.375% of the next $500 million
                                                0.325% of the next $500 million
                                                0.275% of the next $500 million
                                                       and
                                                0.225% of amounts in excess of
                                                $2 billion


Tax Exempt Money Market Trust                   0.400% of the first $100 million
                                                       and
                                                0.300% of amounts in excess of
                                                       $100 million



SUBADVISORY FEES

     Each advisory agreement provides that CDC IXIS Advisers may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management responsibilities to Reich & Tang as subadviser. For providing such subadvisory services to the Funds, each Fund pays Reich & Tang a subadvisory fee at the annual rates set forth in the following table:


                                    DATE OF
                                 SUBADVISORY    SUBADVISORY FEE PAYABLE BY THE
FUND                              AGREEMENT        FUND (AS A PERCENTAGE OF
                                                 AVERAGE DAILY NET ASSETS OF
                                                           THE FUND)

Cash Management Trust-- Money     10/01/01      0.170% of the first $250 million
Market Series                                   0.140% of the next $250 million

                                                0.130% of the next $500 million
                                                0.100% of amounts in excess of
                                                       $1 billion


Tax Exempt Money Market Trust     10/01/01      0.170% of the first $250 million
                                                0.140% of the next $250 million
                                                0.130% of the next $500 million
                                                0.100% of amounts in excess of
                                                       $1 billion


     For the last three fiscal years ended June 30, the following table shows the total advisory fees (including subadvisory fees) paid by the Funds and of these amounts, the total paid to CDC IXIS Advisers and the total paid to a subadviser of a Fund:

Cash Management Trust --
Money Market Series
                                2000               2001              2002
Total Advisory Fee              $3,447,484         $2,568,498        $2,228,197
CDC IXIS Advisers
Total Paid                      $1,827,365         $1,343,924        $1,316,813
Reich & Tang*
Total Paid                      --                 --                $911,384
Back Bay Advisors*
Total Paid                      $1,620,119         $1,224,574        --

Tax Exempt Money Market Trust

Total Advisory Fee              $428,429           $332,778          $168,774
CDC IXIS Advisers+
Fee Earned                      $318,953           $221,852          $93,651
Fee Waived                      $109,957           $19,486           --
Total Paid                      $208,996           $202,366          $93,651
Reich & Tang*
Total Paid                      --                 --                $75,123
Back Bay Advisors*+
Fee Earned                      $159,476           $110,926          --
Fee Waived                      $54,978            $9,743            --
Total Paid                      $104,498           $101,183          --

* The subadviser to the Fund prior to June 1, 2001 was Back Bay Advisors, L.P. ("Back Bay Advisors"). Effective June 1, 2001 Reich & Tang became subadviser to the Fund. + From January 2, 1996 through August 31, 2000 CDC IXIS Advisers and Back Bay Advisors each agreed to proportionately reduce their fee and/or pay the charges, expenses and fees of the Tax Exempt Money Market Trust (not including fees payable to the trustees who are not "interested persons" of the Trust as defined in the 1940 Act) to the extent necessary to limit the Fund's expenses to an annual rate of 0.65% of average net assets.

--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

     As of August 5, 2002, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below.

FUND                                SHAREHOLDER AND ADDRESS            OWNERSHIP
                                                                      PERCENTAGE

CASH MANAGEMENT TRUST -
MONEY MARKET SERIES
Class A shares                      New England Securities Corp.         6.38%
                                     C/O Paul Hipworth
                                    485 E Route 1 South 4th Floor
                                      Iselin, NJ 08830

TAX EXEMPT MONEY MARKET TRUST
Class B shares                      Donaldson Lufkin Jenrette            23.40%
                                    Securities Corporation Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

                                    Lisa C. Hester Cust                  10.74%
                                    Montez A. Watson
                                    Unif Trans Min Act - GA
                                    812 Lodgeview Drive
                                    Bethlehem, GA 30620-1728

                                    Donaldson Lufkin Jenrette            8.91%
                                    Securities Corporation Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

                                    Donaldson Lufkin Jenrette            7.88%
                                    Securities Corporation Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

                                    Donaldson Lufkin Jenrette            6.74%
                                    Securities Corporation Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

IN GENERAL



     Each Fund's purchases and sales of portfolio securities are usually principal transactions. Portfolio securities are generally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid for such purchases and each Fund at present does not anticipate paying brokerage commissions. Should any Fund pay a brokerage commission on a particular transaction, such Fund would seek to effect the transaction at the most favorable available combination of best execution and lowest commission.
Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.
During the fiscal years ended June 30, 2000, 2001 and 2002, the Funds did not incur any brokerage fees in connection with portfolio transactions.


     No portfolio transactions are executed with Reich & Tang, or its affiliates acting as principal. In addition, each Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from Reich & Tang or its affiliates.

     The frequency of transactions and their allocation to various dealers is determined by Reich & Tang in its best judgment and in a manner deemed in the best interest of shareholders of each Fund. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for each Fund will be made independently from those for any other accounts or investment companies that may be or become managed by Reich & Tang or its affiliates. If, however, any Fund and other investment companies or accounts managed by Reich & Tang are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund. In addition, when purchases or sales of the same security for each Fund and for other investment companies managed by Reich & Tang occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchasers or sellers.

     The Board of Trustees of each Trust has requested that Reich & Tang seek to reduce underwriting commissions or similar fees on Fund portfolio transactions through certain methods currently available. It is not expected that these methods will result in material reductions. The Boards have not requested that Reich & Tang or its affiliates attempt to join underwriting syndicates to reduce underwriting commissions or fees.

TAX EXEMPT MONEY MARKET TRUST

     It is expected that the Tax Exempt Money Market Trust's portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

--------------------------------------------------------------------------------

                                   PERFORMANCE
--------------------------------------------------------------------------------

     From time to time, the Funds may use performance data in advertisements and promotional material. These results may include comparisons to the average daily yields of money market funds reporting to IBC/Donoghue's Money Fund Report
("Donoghue's"), including comparisons of such average yields for funds considered by Donoghue's to be in the same category as each of the Funds. See "Net Income, Dividends and Valuation" for an explanation of how the Funds calculate yield and "effective" (or "compound") yield.

     The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the CDC Nvest Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the CDC Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

     The Distributor may make reference in its advertising and sales literature to awards, citations and honor bestowed on it by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection, including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of such bank to the CDC Nvest Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------


      DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------


     CDC Nvest Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 5, 1980, as amended. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as NEL Cash Management Account, Inc. then had. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "NEL Cash Management Trust"; from September 1986 to April 1992, its name was "New England Cash Management Trust"; from April 1992 to April 1994, its name was "TNE Cash Management Trust"; from April 1994 to February 2000, its name was "New England Cash Management Trust"; from February 2000 until April 2001 the name of the Trust was "Nvest Cash Management Trust"; and since May 2001 the name of the Trust has been "CDC Nvest Cash Management Trust". The Money Market Series is the only series of CDC Nvest Cash Management Trust currently in existence. The Fund has three classes of shares (Classes A, B and C) available for purchase. The Trust is a diversified, open-end management investment company.

     CDC Nvest Tax Exempt Money Market Trust was organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 18, 1983, as amended, and commenced operations on April 21, 1983. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "NEL Tax Exempt Money Market Trust"; from September 1986 to April 1992, its name was "New England Tax Exempt Money Market Trust"; from April 1992 to April 1994, its name was "TNE Tax Exempt Money Market Trust"; from April 1994 to February 2000, its name was "New England Tax Exempt Money Market Trust"; from February 2000 until April 2001 the name of the Trust was "Nvest Tax Exempt Money Market Trust"; and since May 2001 the name of the Trust has been "CDC Nvest Tax Exempt Money Market Trust". Only one series of CDC Nvest Tax Exempt Money Market Trust is currently in existence; it has two classes of shares (Classes A and B) available for purchase. The Trust is a diversified, open-end management investment company.

     Each Declaration of Trust currently permits each Trust's trustees to issue an unlimited number of full and fractional shares of each Fund. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at stockholder meetings. The shares of each Fund have no pre-emptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to such shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     Classes A, B and C shares of the CDC Nvest Cash Management Trust -- Money Market Series and Classes A and B shares of the CDC Nvest Tax Exempt Money Market Trust are identical except that the classes have different exchange privileges, as set forth in detail in the Prospectus. All expenses of each Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders are borne by Classes A, B and C shares of the CDC Nvest Cash Management Trust -- Money Market Series and Classes A and B shares of the CDC Nvest Tax Exempt Money Market Trust on a pro rata basis. The multiple class structure could be terminated should certain Internal Revenue Service ("IRS") rulings or SEC positions be rescinded or modified.


     If a Trust were to issue shares of more than one series, the assets received by each series of the Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each are segregated and are charged with the expenses with respect to that series and with a share of the general expenses of the relevant Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of both series.

     The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While each Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

     The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected.
Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders.


VOTING RIGHTS

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Funds and on other matters submitted to the vote of shareholders.

     The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two thirds of the trustees holding office shall have been elected by shareholders. In addition, trustees of the Tax Exempt Money Market Trust may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.


     Upon written request by the holders of shares having a net asset value of $25,000 or constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Tax Exempt Money Market Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.


     No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the name of the Trust or a Fund or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares, and (iii) to establish, designate or modify new and existing series or classes of Trust shares or modify other provisions relating to Trust shares in response to applicable laws or regulations, or, in the case of the Tax Exempt Money Market Trust, in order to convert the Fund into a "series" company. If one or more new series of either Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.


SHAREHOLDER AND TRUSTEE LIABILITY


     Under Massachusetts law, a Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of the assets of a Fund for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this potential liability and approved the use of the combined Prospectus for Funds of both Trusts.


CODE OF ETHICS


     The Funds, their advisers and subadvisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------


     The procedures for purchasing shares of the Funds are summarized in the Prospectus. All purchases made by check should be drawn on U.S. banks and payable in U.S. dollars and made payable to CDC Nvest Funds, or, in the case of a retirement account, the custodian or trustee. Shares of each Fund are offered for sale continuously at their respective net asset values, which the Funds seek to maintain at a constant $1.00 per share. See "Net Income, Dividends and Valuation" in this Statement. There is no sales charge to purchase the Funds' shares. The minimum initial investment is $2,500, with a $100 minimum for subsequent investments. There are reduced initial investment minimums for certain investments described below under "Shareholder Services."

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day.


     Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use CDC Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or CDC Nvest Funds Web site (www.cdcnvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.


     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file.

Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.


     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

OPEN ACCOUNTS


     Except for investors who own shares through certain broker "street names" or retirement plan arrangements, each shareholder's investment is automatically credited to a separate open account maintained for the shareholder by State Street Bank, and the shareholder will receive a daily statement disclosing the current balance of shares owned in the shareholder's account and the details of all transactions in that account for the day; however, if there were no transactions other than dividend declarations during a month, the shareholder will only receive a quarterly statement. After the close of each calendar year, State Street Bank will send the shareholder a statement providing federal tax information on dividends and distributions paid during the year including information as to that percentage, if any, of Tax Exempt Money Market Trust dividends that are not exempt from federal income taxation. The statement should be retained as a permanent record. CIS may charge a fee for providing duplicate information.


     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B or Class C shares.

     The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

AUTOMATIC INVESTMENT PLANS (CLASSES A, B AND C SHARES)


     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, or through payroll deduction, and are forwarded to CIS for investment in the Fund. A plan may be opened with an initial investment of $25 or more and thereafter regular monthly checks of $25 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application or payroll deduction authorization form must be completed to open an automatic investment plan and may be obtained by calling the Distributor at 800-225-5478 or your investment dealer or visiting CDC Nvest Funds online at www.cdcnvestfunds.com.


     This program is voluntary and may be terminated at any time by CIS upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to CIS, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.


RETIREMENT AND OTHER PLANS OFFERING TAX BENEFITS - CASH MANAGEMENT TRUST-- MONEY MARKET SERIES (CLASSES A, B AND C SHARES)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Cash Management Trust -- Money Market Series or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, I.E., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.


     An investor should consult a competent tax or other adviser as to the suitability of either Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

SYSTEMATIC WITHDRAWAL PLANS (CLASSES A, B AND C SHARES)


     An investor owning a Fund's shares having a value of $10,000 or more may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.


     A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, ETC.). The initial payment, under a variable payment option, may be $50 or more.

     On Plans for accounts subject to a contingent deferred sales charge ("CDSC"), the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested.


     Since systematic withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a period of low earnings. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan. See "Redemptions" and "Taxes" below for certain information as to federal income taxes. CDC Nvest Funds may modify or terminate this program at any time.

     Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.


DIVIDEND DIVERSIFICATION PROGRAM


     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus any applicable sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased

Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.


EXCHANGE PRIVILEGE


     Class A shares of a Fund may be exchanged for Class A shares of the other Money Market Fund and Class B shares of a Fund may be exchanged for Class B shares of the other Money Market Fund without paying a front-end sales charge or CDSC, subject to the eligibility requirements of the Fund into which you are exchanging and any other limits on the sales of or exchanges into that Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other CDC Nvest Fund listed below, subject to those funds' eligibility requirements and front-end sales charges or CDSC. These options are summarized in the Prospectus.


     Shareholders of any of the CDC Nvest Funds other than the Money Market Funds may exchange all or any portion of their shares (including the proceeds of shares of the other funds redeemed within 120 days before the exchange) for shares of the same class of the Money Market Funds. However, Class A, Class B or Class C shares of a Money Market Fund acquired by exchange either from the other Money Market Fund or any other CDC Nvest Fund will be subject to a CDSC if, and to the extent as, the shares exchanged were subject to a CDSC. If you exchange shares of a CDC Nvest Fund into shares of a Money Market Fund, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of a CDC Nvest Fund. If you then choose to redeem those shares of the Fund, a CDSC may apply. Such exchanges may be made by telephoning or writing CDC Nvest Funds or certain investment dealers.


     Class C shares in accounts of Cash Management Trust -- Money Market Series established on or after December 1, 2000 may exchange into Class C shares of any CDC Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of Cash Management Trust -- Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a CDC Nvest Fund without paying a front-end sales charge.

     Shares of any Fund acquired through an exchange from the CDC Nvest Funds listed below may be re-exchanged for shares of the same class of those CDC Nvest Funds. Any such exchange will be based on the respective current net asset values of the shares involved and no sales charge will be incurred unless you exchanged into a Money Market Fund from Class A shares of CDC Nvest Short Term Bond Fund ("Short Term Bond Fund", formerly CDC Nvest Short Term Corporate Income Fund) purchased before December 1, 1998, which would subject you to pay the difference between the sales charge previously paid on the Short Term Bond Fund shares and the sales charge currently imposed on other CDC Nvest Fund shares). Under certain circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging at the time of the exchange. Shareholders making such exchanges must provide CDC Nvest Funds with sufficient information to permit verification of their prior ownership of shares.

     An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Funds or CIS at 800-225-5478 or (2) a written exchange request to the Funds or CIS, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum to open an account or the total net asset value of your account, whichever is less.

     Before requesting an exchange into the other Money Market Fund or another CDC Nvest Fund, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

The investment objectives of the CDC Nvest Funds as set forth in their Prospectuses are as follows. The following information is subject to change:

EQUITY FUNDS:

     CDC  NVEST  AEW  REAL   ESTATE  FUND  seeks  to  provide   investors   with
above-average income and long-term growth of capital.

     CDC NVEST MID CAP GROWTH FUND seeks long-term capital growth from investments in common stocks or their equivalent.

     CDC NVEST SELECT FUND seeks long-term capital appreciation.

     CDC NVEST TARGETED EQUITY FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

     CDC NVEST CAPITAL GROWTH FUND seeks long-term growth of capital.

     CDC NVEST BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     CDC NVEST GROWTH AND INCOME FUND seeks opportunities for long-term capital growth and income.

     CDC NVEST INTERNATIONAL EQUITY FUND seeks total return from long-term capital growth and dividend income.

     CDC NVEST LARGE CAP VALUE FUND seeks total return from capital growth and dividend income.

     CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND seeks long-term growth of capital.

     CDC NVEST LARGE CAP GROWTH FUND seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations that the subadviser believes have better than average long-term growth potential.

     CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND seeks long-term growth of capital.

STAR FUNDS:

     CDC NVEST STAR ADVISERS FUND seeks long-term growth of capital.

     CDC NVEST STAR WORLDWIDE FUND seeks long-term growth of capital.

     CDC NVEST STAR SMALL CAP FUND seeks capital appreciation.

     CDC NVEST STAR VALUE FUND seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities.

     CDC NVEST STAR GROWTH FUND seeks long-term growth of capital.

INCOME FUNDS:

     CDC NVEST SHORT TERM BOND FUND seeks a high level of current income consistent with preservation of capital.

     CDC NVEST BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

     CDC NVEST HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     CDC NVEST STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

     CDC NVEST LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

     CDC NVEST GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

TAX FREE INCOME FUNDS:

     CDC NVEST MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers, which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax.

     CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND seeks to maintain a high a level of current income exempt from federal and Massachusetts personal income taxes.

     As of June 30, 2002, the net assets of the CDC Nvest Funds and the Money Market Funds totaled over $4.9 billion.


AUTOMATIC EXCHANGE PLAN (CLASSES A, B AND C SHARES)


     As described in the Prospectus following the caption "Additional Investor Services", a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically redeemed each month and immediately reinvested in shares of the same class of one or more of the CDC Nvest Funds listed above, subject to the investor eligibility requirement of that other fund and the exchange rules regarding Class A, Class B and Class C above. Registrations on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th or 28th (or the first business day thereafter if the 15th or the 28th are not business days) and are made until the account is exhausted or until CIS is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. A sales charge will be imposed on such exchanges unless the shares being exchanged were previously acquired through an exchange from one of the CDC Nvest Funds listed above. The Service Options Form is available from CIS or your financial representative to establish an Automatic Exchange Plan.

     Every exchange constitutes a sale of fund shares for federal income tax purposes, on which an investor may realize a long- or short-term capital gain or loss.


SELF-SERVICING YOUR ACCOUNT WITH CDC NVEST FUNDS PERSONAL ACCESS LINE(R)AND WEB SITE

     CDC Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.cdcnvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. CDC Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification numbers (PIN). In addition, you may restrict these privileges from your account by calling CDC Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.cdcnvestfunds.com.

     Investor activity through these mediums is subject to the terms and conditions outlined in the following CDC NVEST FUNDS ONLINE AND TELEPHONIC
CUSTOMER AGREEMENT. This agreement is also posted on our Web site. The initiation of any activity through the CDC Nvest Funds Personal Access Line(R) or Web site at www.cdcnvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

            CDC NVEST FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.


     The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

     The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.


     You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.


TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE CDC NVEST FUNDS PERSONAL ACCESS LINE(R).

     You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

     You agree that CDC Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

     CDC Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and CDC Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly CDC Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

     The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While CDC Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify CDC Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

     Any costs incurred in connection with the use of the CDC Nvest Funds Personal Access Line(R) or the CDC Nvest Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly CDC Nvest Funds makes no warranties concerning the availability of Internet services or network availability.

     CDC Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

You have the ability to restrict internet AND Telephonic access to your accounts by notifying CDC Nvest Funds of your desire to do so.

     Written notifications to CDC Nvest Funds should be sent to:

     CDC Nvest Funds
     P.O. Box 8551
     Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------

                                   REDEMPTIONS
--------------------------------------------------------------------------------

     The procedures for redemption of Fund shares are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed in certain instances upon the redemption of Fund shares that were acquired through an exchange of shares of the CDC Nvest Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. Any applicable CDSC will be calculated in the manner described in the relevant prospectus of the CDC Nvest Funds and the related Statement of Additional Information.


     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from CIS or your investment dealer. When selecting the service, a shareholder may have his or her withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to CIS or your investment dealer a completed Service Options Form, which may require a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CIS, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

     Checkwriting is available on Class A shares of the Funds. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Funds and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.


     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).


     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.


     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Net Income, Dividends and Valuation" and "Taxes" below.


     The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account or be charged a fee and will have 30 days immediately following the notice to bring the account up to the minimum.

--------------------------------------------------------------------------------
                       NET INCOME, DIVIDENDS AND VALUATION
--------------------------------------------------------------------------------

DETERMINATION OF NET INCOME


     The net income of each Fund is determined as of the close of regular trading (normally 4:00p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. For example, the Income Funds may price their shares on days on which the Exchange is closed but the fixed income markets are open for trading. The Funds do not expect to price their shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.


DAILY DIVIDENDS


     As described in the Prospectus, the net income of each Fund is declared as a dividend, at the closing of regular trading on the Exchange each day that the Exchange is open. In general, all investments in the Fund begin to accrue dividends on the business day following the date the purchase amount is invested in the Fund. Dividends accrue up to and including the date of redemption. Dividends will be paid in cash to the shareholder if the shareholder has notified State Street Bank in writing of the election on or before payable date. Effective October 4, 2002, net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. Although the Funds do not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year, after applying any available capital loss carryovers. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


VALUATION OF THE FUNDS' PORTFOLIO INVESTMENTS


     The total net asset value of each Fund (the excess of the Fund's assets over its liabilities) is determined by the custodian as of the close of regular trading on the Exchange on each day the Exchange is open for trading. (See "Determination of Net Income.") The portfolio securities of each Fund are valued at their fair value as determined in good faith by the relevant Trust's Board of Trustees or persons acting at their direction. Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Expenses of each Fund are paid or accrued each day.


     Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of a Fund may at times be more or less than their market value.

     By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of each Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between the net asset value per share of each Fund as determined by using available market quotations and its amortized cost price per share. Reich & Tang makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for any Fund, the relevant Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of that Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity;

withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that each Fund will be able to maintain its net asset value at $1.00.

DETERMINATION OF YIELD

     YIELD. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing
(i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.


     Each Fund's yield for the seven days ended June 30, 2002 and effective yield based on such seven-day period were, respectively, 1.13% and 1.14% (Cash Management Trust -- Money Market Series) and 0.48% and 0.48% (Tax Exempt Money Market Trust). The yield is based on the expenses paid by Classes A, B and C shares.


     Yield is calculated without regard to realized and unrealized gains and losses. The yield of each Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the applicable Fund may be for any future period. The Funds' yields are not guaranteed. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the other CDC Nvest Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

     Shareholders comparing a Fund's yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

     Yield information may be useful in reviewing each Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

     TAXABLE-EQUIVALENT YIELD. The Tax Exempt Money Market Trust may also advertise a taxable-equivalent yield or taxable-equivalent effective yield, calculated as described above, except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal income tax rate for taxpayers in that tax bracket.


                 Taxable-Equivalent Yield and Taxable-Equivalent
            EFFECTIVE YIELD FOR THE 7 DAY PERIOD ENDED JUNE 30, 2002

7 day yield:                            0.48%
7 day effective:                        0.48%


      Federal                Taxable-Equivalent          Taxable-Equivalent
     TAX RATE                     YIELD                   EFFECTIVE YIELD

       10.00%                      0.53%                        0.53%
       15.00%                      0.56%                        0.56%
       27.00%                      0.66%                        0.66%
       30.00%                      0.69%                        0.69%
       35.00%                      0.74%                        0.74%
       38.60%                      0.78%                        0.78%

CALCULATION OF TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN.


     Total return (including average annual total return) is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show total return and average annual total return of each class for the one-year, five-year and ten-year periods (or for the period since inception, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. If a Fund presents returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.



--------------------------------------------------------------------------------

                               TAX-FREE INVESTING
--------------------------------------------------------------------------------


     The table below compares taxable and tax-free yields, based on tax rates for 2002:


                                                       Federal
                                                      Marginal
                                                        Tax
 Taxable Income*                                        Rate           If Tax Exempt Yield Is
 ---------------------------------------------------              ---------------------------------------------------------------
          Single                     Joint             (2002)          2%          3%           4%          5%           6%
         Return($)                 Return($)                                 Then the Equivalent Taxable Yield Would Be
 --------------------------------------------------------------------------------------------------------------------------------
          0-6,000                  0-12,000            10.00%        2.22%        3.33%       4.44%        5.56%       6.67%
       6,001-27,950              12,001-46,700         15.00%        2.35%        3.53%       4.71%        5.88%       7.06%
       27,951-67,700            46,701-112,850         27.00%        2.74%        4.11%       5.48%        6.85%       8.22%
      67,701-141,250            112,851-171,950        30.00%        2.86%        4.29%       5.71%        7.14%       8.57%
      141,251-307,050           171,951-307,050        35.00%        3.08%        4.62%       6.15%        7.69%       9.23%
     307,051 and over          307,051 and over        38.60%        3.26%        4.89%       6.51%        8.14%       9.77%

Taxable Rate = Exempt
               -------
               1 - Federal Rate

     * This amount represents taxable income as defined in the Code.

     The table above does not take into account the effect of state and local taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax-exempt income.


--------------------------------------------------------------------------------

                                      TAXES
--------------------------------------------------------------------------------

IN GENERAL


     The tax status of the Funds and the distributions that each Fund may make are summarized in the section of the Prospectus entitled "Tax Consequences." Each Fund intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Code. If each Fund so qualifies, the Fund will not be subject to federal income tax on net income and net realized capital gains distributed to shareholders. In order to qualify, each Fund must, among other things, (i) distribute annually at least 90% of the sum of its net investment income, its net tax-exempt income and net realized short-term capital gains; (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     To avoid certain excise taxes, each Fund must distribute by December 31 each year substantially all of its ordinary income realized in that year, and any previously undistributed capital gains it realized in the twelve months ended on October 31 of that year (or December 31, if the Fund is permitted to elect and so elects). Certain dividends declared by a Fund in October, November or December but not actually received by you until January will be treated for federal tax purposes as though you had received them on December 31 of the year in which declared.

CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

     It is not expected that the Fund will realize any long-term capital gains. However, to the extent that distributions of any net realized long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) are made to shareholders of the Fund, such gains are taxable to such shareholders as long-term capital gains, whether received in cash or additional shares and regardless of how long shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction for corporations. Distributions derived from short-term net capital gains and investment income are generally taxable to you at ordinary income rates.

     The Fund is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by you if you do not provide a correct, certified taxpayer identification number (TIN), if a Fund is notified that you have underreported income in the past, or if you fail to certify to a Fund that you are not subject to such withholding. Pursuant to tax legislation enacted in 2001, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and
(iii) 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.


TAX EXEMPT MONEY MARKET TRUST

     The Fund intends to have at least 50% of its total assets invested in Municipal Securities at the close of each quarter of its taxable year so that dividends paid by the Fund which are derived from interest on Municipal Securities will be "exempt-interest dividends" within the meaning of the Code. Distributions that the Fund properly designates as exempt-interest dividends may be treated by shareholders as interest excludable from gross income under
Section 103(a) of the Code. However, exempt-interest dividends may be taxable for federal alternative minimum tax purposes and for state and local purposes. Dividends derived from income which is not exempt from federal income tax, including interest earned on investments in taxable money market securities or in repurchase agreements and any net short-term capital gains realized by the Fund, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Determination of the taxability status of dividends is made using the average annual method. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. The Fund will inform investors annually of the percent of its distribution designated as tax-exempt. The interest on certain types of Municipal Securities, known as "private activity" bonds, is an item of tax preference, subject to the federal alternative minimum tax with a maximum rate of 28%.

The Fund's investments in Municipal Securities that are subject to the federal alternative minimum tax, together with other investments the interest on which is subject to the alternative minimum tax, will not normally exceed 20% of Fund investments. See the Prospectus for information regarding certain other limitations on the tax-exempt status of interest on Municipal Securities.

     Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares of the Fund.

     None of the Fund's dividends or distributions are expected to be eligible for the dividends-received deduction available to corporations.


     Investors may not deduct part or all of the interest on indebtedness, if any, incurred or continue to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholders that are exempt-interest dividends. Under rules used by the IRS, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by certain private activity obligations and certain industrial development bonds (see Appendix B) may not be able to treat interest attributable to such obligations and bonds as tax-exempt and should consult their tax advisers before purchasing shares of the Fund.


     Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Fund and the income tax consequences to its shareholders.

BOTH FUNDS


     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     For taxable years beginning after December 31, 2000, the maximum capital gains tax rates for capital assets (including Fund shares) held by a noncorporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18 percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.


     The foregoing relates only to federal income taxation of individuals and corporations. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions and the tax consequences of retirement plans offering tax benefits. Information regarding the tax status of distributions made by the Funds will be sent to shareholders shortly after the end of each calendar year.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The Financial Statements of each of the Funds and the related report of the independent accountants included in the annual report of the Funds for the year ended June 30, 2002 are incorporated herein by reference. Each Fund's annual and semiannual report is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at (800) 225-5478 or by writing to the Funds at: CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

--------------------------------------------------------------------------------

                                   APPENDIX A
--------------------------------------------------------------------------------



DESCRIPTION OF CERTAIN CDC NVEST CASH MANAGEMENT TRUST-- MONEY MARKET SERIES
INVESTMENTS:


     OBLIGATIONS BACKED BY FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. government or other entities and backed by the full faith and credit of the U.S. government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

     OTHER U.S. GOVERNMENT OBLIGATIONS -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

     REPURCHASE AGREEMENTS -- are agreements by which the Fund purchases a security (usually a U.S. government obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

     CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

     BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     YANKEEDOLLAR  OBLIGATIONS -- obligations of U.S. branches of foreign banks.

     EURODOLLAR OBLIGATIONS -- dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

     COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. (See Appendix C.)

     CORPORATE OBLIGATIONS -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix C.)

--------------------------------------------------------------------------------

                                   APPENDIX B
--------------------------------------------------------------------------------

   DESCRIPTION OF CERTAIN CDC NVEST TAX EXEMPT MONEY MARKET TRUST INVESTMENTS

     The three principal classifications of Municipal Securities are "Notes," "Bonds" and "Commercial Paper."

     MUNICIPAL NOTES. Municipal Notes are generally issued to finance short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

1. PROJECT NOTES. Project Notes are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory or U.S. possession. They have maturities that range up to one year from the date of issuance. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment and related needs (such as low-income housing programs and urban renewal programs). While they are the primary obligations of the local public housing agencies or the local urban renewal agencies, they are also backed by the full faith and credit of the U.S. government.

2. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of states, counties, municipalities and other public bodies that have the legal power to tax. Generally, they are issued in anticipation of various seasonal tax revenues, such as real and personal property, income, sales, use and business taxes, and are payable from some or all of these specific future taxes.

3. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued to provide interim financing in expectation of receipt of various types of non-tax revenue, such as revenues available to the issuer under various federal revenue sharing programs. In some cases, Revenue Anticipation Notes may be payable additionally from tax revenues.

4. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, when sold and issued, then provide the money for repayment of the Notes.

5. CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) programs.

         MUNICIPAL BONDS. Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: General Obligation Bonds and Limited Obligation or Revenue Bonds. One type of Municipal Revenue Bonds is referred to as Industrial Development Bonds. These three are discussed below.

1. GENERAL OBLIGATION BONDS. Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. General Obligation Bonds are not payable from any particular fund or source. The characteristics and method of enforcement of General Obligation Bonds vary according to the law applicable to the particular issuer and payment may be dependent upon an appropriation by the issuer's legislative body. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Such bonds may be additionally secured by special assessments.

2. LIMITED OBLIGATION OR REVENUE BONDS. The principal source for repayment of a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds have been or may be issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidies and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. INDUSTRIAL DEVELOPMENT BONDS. Prior to the Tax Reform Act of 1986, certain debt obligations known as Industrial Development Bonds could be issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control; such obligations are included within the term Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. These bonds also have been or may be used to finance public facilities, which may be privately used and operated, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real or personal property so financed as security for such payment. The Tax Reform Act of 1986 eliminated some types of industrial revenue bonds but retained others under the general category of "private activity bonds."

         TAX-EXEMPT COMMERCIAL PAPER. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax-Exempt Commercial Paper is often renewed or refunded at its maturity by the issuance of other short or long-term obligations.

         OTHER TYPES OF MUNICIPAL SECURITIES. The foregoing describes types of Municipal Securities which are presently available. CDC Nvest Tax Exempt Money Market Trust may, to the extent consistent with its investment objective, policies and restrictions, invest in other types of Municipal Securities as they become available in the future.

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

                        DESCRIPTION OF SECURITIES RATINGS

Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's, S&P and Fitch.


MOODY'S INVESTORS SERVICE, INC.

     CORPORATE AND MUNICIPAL BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in the generic rating classified Aa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     SHORT-TERM MUNICIPAL NOTES RATINGS

     The two highest ratings of Moody's for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes "best quality, enjoying strong protection from established cash flows;" MIG-2 denotes "high quality," with margins of protection ample although not so large as in the preceding group.

     COMMERCIAL PAPER RATINGS

     The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     CORPORATE SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

STANDARD & POOR'S RATINGS SERVICES

     ISSUE CREDIT RATING DEFINITIONS

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     CORPORATE AND MUNICIPAL BOND RATINGS

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     SHORT-TERM MUNICIPAL NOTES RATINGS

     S&P does not rate short-term municipal notes as such.

     COMMERCIAL PAPER RATINGS DEFINITIONS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligors's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security in as much as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH INVESTORS SERVICE, INC.

     COMMERCIAL PAPER AND SHORT-TERM RATINGS


     The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch and reflects an assurance of timely payment only slightly less in degree than the strongest issues.



     BOND AND LONG-TERM RATINGS


     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question despite changes that may occur in conditions. Bonds rated AA by Fitch, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad, are judged by Fitch to be of safety virtually beyond question and are readily salable. The issue may be the obligation of a small company, that is strongly secured but influenced as to rating by the lesser financial power of the enterprise and by a more local type of market.

--------------------------------------------------------------------------------

                                   APPENDIX D
--------------------------------------------------------------------------------

                     MEDIA THAT MAY CONTAIN FUND INFORMATION




ABC and affiliates                          Fort Worth Star-Telegram              Pension World
Adam Smith's Money World                    Fortune                               Pensions and Investments
America OnLine                              Fox Network and affiliates            Personal Investor
Anchorage Daily News                        Fund Action                           Philadelphia Inquirer
Arizona Republic                            Fund Decoder                          Porter, Sylvia (syndicated column)
Atlanta Constitution                        Global Finance                        Portland Oregonian
Atlanta Journal                             (the) Guarantor                       Prodigy
Austin American Statesman                   Hartford Courant                      Public Broadcasting Service
Baltimore Sun                               Houston Chronicle                     Quinn, Jane Bryant (syndicated
                                                                                  column)
Bank Investment Marketing                   INC                                   Registered Representative
Barron's                                    Indianapolis Star                     Research Magazine
Bergen County Record (NJ)                   Individual Investor                   Resource
Bloomberg Business News                     Institutional Investor                Reuters
B'nai B'rith Jewish Monthly                 International Herald Tribune          Rocky Mountain News
Bond Buyer                                  Internet                              Rukeyser's Business (syndicated
                                                                                  column)
Boston Business Journal                     Investment Advisor                    Sacramento Bee
Boston Globe                                Investment Company Institute          San Diego Tribune
Boston Herald                               Investment Dealers Digest             San Francisco Chronicle
Broker World                                Investment Profiles                   San Francisco Examiner
Business Radio Network                      Investment Vision                     San Jose Mercury
Business Week                               Investor's Business Daily             Seattle Post-Intelligencer
CBS and affiliates                          IRA Reporter                          Seattle Times
CFO                                         Journal of Commerce                   Securities Industry Management
Changing Times                              Kansas City Star                      Smart Money
Chicago Sun Times                           KCMO (Kansas City)                    St. Louis Post Dispatch
Chicago Tribune                             KOA-AM (Denver)                       St. Petersburg Times
Christian Science Monitor                   Los Angeles Times                     Standard & Poor's Outlook
Christian Science Monitor News Service      Leckey, Andrew (syndicated column)    Standard & Poor's Stock Guide
Cincinnati Enquirer                         Lear's                                Stanger's Investment Advisor
Cincinnati Post                             Life Association News                 Stockbroker's Register
CNBC                                        Lifetime Channel                      Strategic Insight
CNN                                         Miami Herald                          Tampa Tribune
Columbus Dispatch                           Milwaukee Sentinel                    Time
CompuServe                                  Money                                 Tobias, Andrew (syndicated column)
Dallas Morning News                         Money Maker                           Toledo Blade
Dallas Times-Herald                         Money Management Letter               UPI
Denver Post                                 Morningstar                           US News and World Report
Des Moines Register                         Mutual Fund Market News               USA Today
Detroit Free Press                          Mutual Funds Magazine                 USA TV Network
Donoghue's Money Fund Report                National Public Radio                 Value Line
Dorfman, Dan (syndicated column)            National Underwriter                  Wall St. Journal
Dow Jones News Service                      NBC and affiliates                    Wall Street Letter
Economist                                   New England Business                  Wall Street Week
FACS of the Week                            New England Cable News                Washington Post
Fee Adviser                                 New Orleans Times-Picayune            WBZ and WBZ-TV
Financial News Network                      New York Daily News                   WCVB-TV
Financial Planning                          New York Times                        WEEI
Financial Planning on Wall Street           Newark Star Ledger                    WHDH
Financial Research Corp.                    Newsday                               Worcester Telegram
Financial Services Week                     Newsweek                              World Wide Web




Financial Times                             Nightly Business Report               Worth Magazine
Financial World                             Orange County Register                WRKO
Fitch Insights                              Orlando Sentinel
Forbes                                      Palm Beach Post


--------------------------------------------------------------------------------

                                   APPENDIX E
--------------------------------------------------------------------------------

                     ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in CDC Nvest Funds' advertising and promotional literature to CDC IXIS North America and to its affiliates that perform advisory and subadvisory functions for CDC Nvest Funds including, but not limited to: AEW Capital Management, L.P., Reich & Tang Asset Management, LLC, Harris Associates L.P., Loomis, Sayles & Company, L.P., Capital Growth Management Limited Partnership, Westpeak Global Advisors, L.P., Jurika & Voyles, L.P. and Vaughan, Nelson, Scarborough & McCullough, L.P. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds advised by Loomis Sayles & Company, L.P. and the Oakmark Funds advised by Harris Associates L.P.

     References to subadvisers unaffiliated with CDC IXIS North America that perform subadvisory functions on behalf of CDC Nvest Funds may be contained in CDC Nvest Funds' advertising and promotional literature including, but not limited to, Hansberger Global Investors, Inc., Morgan Stanley Investment Management Inc. (doing business as Miller Anderson), Montgomery Asset Management, LLC, RS Investment Management, L.P. and Fund Asset Management, L.P. (doing business as Mercury Advisors).


     CDC Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

|X| Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the CDC Nvest Funds;

|X| Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

|X|  Specific  and  general  investment  philosophies,   strategies,  processes,
     techniques and types of analysis;

|X| Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

|X| The corporate histories, founding dates and names of founders of the entities;

|X|  Awards, honors and recognition given to the entities;

|X| The names of those with ownership interest and the percentage of ownership interest;

|X| The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

|X| Current capitalizations, levels of profitability and other financial and statistical information;

|X| Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

|X| The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

|X| Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

|X|  Current and historical statistics regarding:

      -total dollar amount of assets managed
      -CDC Nvest Funds' assets managed in total and by fund
      -the growth of assets
      -asset types managed
      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or subadviser;

|X| The general and specific strategies applied by the subadvisers in the management of CDC Nvest Funds portfolios including, but not limited to:

      -the pursuit of growth, value, income oriented, risk management or other strategies
      -the manner and degree to which the strategy is pursued
      -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes

      -the types and characteristics of investments sought and specific portfolio holdings
      -the actual or potential impact and result from strategy implementation -through its own areas of expertise and operations, the value added by subadvisers to the management process
      -the disciplines it employs, E.G., a subadviser's buy and sell guidelines and goals and benchmarks that it establishes in management, E.G., a subadviser's goal to pursue growth at a certain percentage above a specified index
      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, E.G., Westpeak Global Advisors, L.P.'s efforts to identify overvalued and undervalued issues; and


|X| Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than CDC Nvest Funds, and those families of funds, other than CDC Nvest Funds. Any such references will indicate that CDC Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and subadvisers, including, but not limited to, those provided by Morningstar, Lipper, Inc., Forbes and Worth.

     In addition, communications and materials developed by CDC Nvest Funds will make reference to the following information about CDC IXIS North America and its affiliates:


     CDC IXIS North America is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2002, CDC IXIS North America had more than $130 billion in assets under management. In addition, promotional materials may include:


|X| Specific and general references to CDC Nvest Funds' multi-manager approach through CDC IXIS North America's affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC IXIS North America and the other investment managers
      -other fund companies are limited to a "one size fits all" approach but CDC Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
      -in this and other contexts reference may be made to CDC Nvest Funds' slogan "Where The Best Minds Meet"(R) and that CDC Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."
      -CDC IXIS Advisers may distribute sales and advertising materials that illustrate the Star concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the CDC Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star concept works.


     CDC IXIS Intermediary Services, a division of CDC IXIS North America, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC IXIS North America affiliated fund groups including: CDC Nvest Funds, Loomis Sayles Funds, Oakmark Funds and Delafield Fund.

     CDC IXIS Intermediary Services will provide marketing support to CDC IXIS North America affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of CDC IXIS Intermediary Services and the types of services it provides which may include: seminars; its 1-800 number, Web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper, Inc.; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.


     References may be included in CDC Nvest Funds' advertising and promotional literature about 401(k) and retirement plans. The information may include, but is not limited to:

|X| Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom CDC Nvest Funds may or may not have a relationship.

|X| Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the CDC Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

|X| Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and
      -current and prospective ERISA regulation and requirements.

|X| Specific and general discussion of the benefits of 401(k) investment and retirement plans, and in particular, the CDC Nvest Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

|X| Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and CDC Nvest Funds as a 401(k) or retirement plan funding vehicle.

      -increased employee retention
      -reinforcement or creation of morale
      -deductibility of contributions for participants
      -deductibility of expenses for employers
      -tax deferred growth, including illustrations and charts
      -loan features and exchanges among accounts
      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

|X| Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments
      -assistance in interpreting past, present and future market trends and economic events -providing information to clients including participants during enrollment and on an ongoing basis after participation
      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-81614
                                                                        811-3658


                     CDC NVEST TAX EXEMPT MONEY MARKET TRUST
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)                     Articles of Incorporation


                        The Registrant's Third Restatement of Amended Agreement and Declaration of Trust dated August 22nd, 2002 (the "Agreement and Declaration") is filed herewith.


(b)                     By-Laws


                (1) The Registrant's By-Laws amended as of May 8, 1985 are incorporated by reference to exhibit b(2) to Post-Effective Amendment ("PEA") No. 22 to the initial registration statement (the "Registration Statement") filed on August 23, 1996.


                (2) Amendment dated August 25, 2000 to the By-Laws is incorporated by reference to exhibit (b)(2) to PEA No. 28 to the Registration Statement filed on August 28, 2000.

(c)                     Instruments Defining Rights of Security Holders


                        Rights of shareholders are described in Article III,
                        Section 6 of the Registrant's Agreement and Declaration is incorporated by reference to exhibit (a) filed herewith.


(d)                     Investment Advisory Contracts

                (1) Advisory Agreement dated October 30, 2000 between the Registrant and CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is incorporated by reference to exhibit (d)(1) to PEA No. 29 to the Registration Statement filed on June 29, 2001.

                (2) Subadvisory Agreement dated October 1, 2001 among the Registrant, CDC IXIS Advisers and Reich & Tang Asset Management, LLC ("Reich & Tang") is filed herewith.

(e)                     Underwriting Contracts

                (1) Distribution Agreement dated October 30, 2000 between the Registrant and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 30 to the Registration Statement filed on June 29, 2001.

                (2) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.

(f)                     Bonus or Profit Sharing Contracts

                        None.

(g)                     Custodian Agreements


                        Custodian Agreement dated May 1, 2002 between Registrant and Investors Bank & Trust Company is filed herewith.


(h)                     Other Material Contracts

                (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit (h)(1) to PEA No. 28 to the Registration Statement filed on August 28, 2000.

                (2) Administrative Services Agreement dated October 30, 2000 between Registrant and CIS is incorporated by reference to exhibit (h)(3) to PEA No. 29 to the Registration Statement filed on June 29, 2001.

                (3) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit (h)(4) to PEA No. 29 to the Registration Statement filed on June 29, 2001.

                (4) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit (h)(5) to PEA No. 29 to the Registration Statement filed on June 29, 2001.


(i)                     Legal Opinion

                        Not applicable.

(j)                     Other Opinions

                        Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)                     Omitted Financial Statements

                        None.

(l)                     Initial Capital Agreements

                        Not applicable.

(m)                     Rule 12b-1 Plans

                        Not applicable.

(n)                     Rule 18f-3 Plan

                        Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective December 1, 2000 is incorporated by reference to exhibit (n) to PEA No. 29 to the Registration Statement filed on June 29, 2001.

(p)                     Code of Ethics

                (1) Code of Ethics dated August 25, 2000 of Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 28 to the Registration Statement filed on August 28, 2000.


                (2) Code of Ethics dated April 1, 2002 for CDC IXIS Advisers and CDC IXIS Distributors is filed herewith.

                (3) Code of Ethics effective January 22, 2001 of Reich & Tang is filed herewith.


(q)                     Powers of Attorney

                        Powers of Attorney

                        for John T. Hailer, Kenneth J. Cowan, Peter S. Voss, Graham T. Allison, Jr., Pendleton P. White, John A. Shane, Sandra O. Moose, Daniel M. Cain and Richard Darman dated August 31, 2001 designating John M. Loder, John E. Pelletier and Thomas P. Cunningham as attorneys to sign for each Trustee is filed herewith.


Item 24.        Persons Controlled by or Under Common Control with Registrant

                        None.

Item 25.        Indemnification

                     Under Article 4 of the Registrant's By-Laws, any past or
                present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-Laws contained in the PEA No. 22 to the Registration Statement filed on August 23, 1996 as exhibit b(1) and is incorporated by reference.


                     The Distribution Agreement, the Custodian Agreement, the
                Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

                     Insofar as indemnification for liabilities arising under
                the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                     Registrant and its Trustees, officers and employees are
                insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America") and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.        Business and Other Connections of Investment Adviser

(a) CDC IXIS Advisers, a wholly owned subsidiary of CDC IXIS North America, serves as investment adviser to the Registrant. CDC IXIS Advisers was organized in 1995.


                 The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CDC IXIS Advisers pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-48408; IARD/CRD No. 106800).


(b) Reich & Tang is the subadviser of the Registrant. Reich & Tang serves as the investment adviser to a number of other registered investment companies.


                 The list required by this Item 26 regarding any other business, profession, vocation or employment of substantial nature engaged in by officers and directors of Reich & Tang during the past two years is incorporated herein by reference to schedules A, C and D of form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC File No. 801-47230; IARD/CRD No. 106186).


Item 27.         Principal Underwriter

(a) CDC IXIS Distributors, the principal underwriter of the Registrant, also serves as principal underwriter for:

                 CDC Nvest Funds Trust I
                 CDC Nvest Funds Trust II
                 CDC Nvest Funds Trust III
                 CDC Nvest Cash Management Trust
                 CDC Nvest Companies Trust I


(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Distributors, and their addresses are as follows:

                                POSITIONS AND OFFICES      POSITIONS AND OFFICES
           NAME              WITH PRINCIPAL UNDERWRITER       WITH REGISTRANT

CDC IXIS Asset Management    General Partner               None
Distribution Corporation

John T. Hailer               President and Chief           President and Trustee
                             Executive Officer

John E. Pelletier            Senior Vice President,        Secretary and Clerk
                             General Counsel,
                             Secretary and Clerk

Scott E. Wennerholm          Senior Vice President,        None
                             Treasurer, Chief
                             Financial Officer, and
                             Chief Operating Officer


Coleen Downs Dinneen         Vice President, Deputy        Assistant Secretary
                             General Counsel,
                             Assistant Secretary and
                             Assistant Clerk

Beatriz Pina Smith           Vice President and            None
                             Assistant Treasurer,
                             Controller

Anthony Loureiro             Vice President and Chief      None
                             Compliance Officer

John Yannone                 Senior Vice President         None

Curt Overway                 Senior Vice President         None

George Pilibosian            Senior Vice President         None

Matt Witkos                  Senior Vice President         None

Sharon Wratchford            Senior Vice President         None


Frank S. Maselli             Senior Vice President         None

Kirk Williamson              Senior Vice President         None

                   The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)                Not applicable.

Item 28.           Location of Accounts and Records

                   The following companies, in the aggregate, maintain possession of the documents required to be maintained by
                   Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder.


(i)                CDC Nvest Tax Exempt Money Market Trust
                   399 Boylston Street
                   Boston, Massachusetts 02116

(ii)               State Street Bank and Trust Company
                   225 Franklin Street
                   Boston, Massachusetts 02110

(iii)              CDC IXIS Asset Management Services, Inc.
                   399 Boylston Street
                   Boston, MA 02116

(iv)               CDC IXIS Asset Management Distributors, L.P.
                   399 Boylston Street
                   Boston, Massachusetts 02116


(v)                CDC IXIS Asset Management Advisers, L.P.
                   399 Boylston Street
                   Boston, MA  02116


(vi)                Reich & Tang Asset Management, LLC
                    600 Fifth Avenue
                    New York, NY 10020

(vii)               Investors Bank and Trust Company
                    200 Clarendon Street
                    Boston, MA 02116


Item 29.

                   None.

Item 30.           Undertakings

                   The Registrant undertakes to provide the annual report to any person who receives a prospectus and who requests the annual report.

                     CDC NVEST TAX EXEMPT MONEY MARKET TRUST
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment ("PEA") No. 31 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this PEA No. 31 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 27th day of August, 2002.

                                      CDC Nvest Tax Exempt Money Market Trust

                                      BY: PETER S. VOSS*
                                      -----------------------------------
                                      Peter S. Voss
                                      Chief Executive Officer

                                      *BY: /S/ JOHN E. PELLETIER
                                      ---------------------------
                                      John E. Pelletier
                                      Attorney-In-Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                             TITLE                               DATE

PETER S. VOSS*
---------------------------
Peter S. Voss                Chairman of the Board; Chief        August 27, 2002
                             Executive Officer; Trustee

/s/ Thomas P. Cunningham
---------------------------
Thomas P. Cunningham         Treasurer                           August 27, 2002

GRAHAM T. ALLISON, JR.*
---------------------------
Graham T. Allison, Jr.       Trustee                             August 27, 2002

DANIEL M. CAIN*
---------------------------
Daniel M. Cain               Trustee                             August 27, 2002

KENNETH J. COWAN*
---------------------------
Kenneth J. Cowan             Trustee                             August 27, 2002

RICHARD DARMAN*
---------------------------
Richard Darman               Trustee                             August 27, 2002

JOHN T. HAILER*
---------------------------
John T. Hailer               Trustee                             August 27, 2002

SANDRA O. MOOSE*
---------------------------
Sandra O. Moose              Trustee                             August 27, 2002

JOHN A. SHANE*
---------------------------
John A. Shane                Trustee                             August 27, 2002

PENDLETON P. WHITE*
---------------------------
Pendleton P. White           Trustee                             August 27, 2002

                                                      *By: /S/ JOHN E. PELLETIER
                                                            John E. Pelletier
                                                            Attorney-In-Fact**
                                                            August 27, 2002

     ** Powers of Attorney are incorporated by reference to exhibit (q) filed herewith.

                     CDC NVEST TAX EXEMPT MONEY MARKET TRUST

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A



EXHIBIT        EXHIBIT DESCRIPTION

(a)            Third Restatement of Amended Agreement and Declaration of Trust
(d)(2)         Subadvisory Agreement
(e)(2)         Form of Dealer Agreement
(g)            Custodian Agreement
(j)            Consent of Auditor
(p)(2)         Code of Ethics for CDC IXIS Advisers and CDC IXIS Distributors
(p)(3)         Code of Ethics for Reich & Tang
(q)            Powers of Attorney